AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 16, 2003

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]
                               (File No. 33-42101)
                         Post-Effective Amendment No. 22

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                    [X]
                              (File No. 811-06373)
                         Post-Effective Amendment No. 23

                             SIT MUTUAL FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

              4600 Wells Fargo Center, Minneapolis, Minnesota 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (612) 332-3223
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                             Paul E. Rasmussen, Esq.
                                Sit Mutual Funds
                             4600 Wells Fargo Center
                          Minneapolis, Minnesota 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                             Michael J. Radmer, Esq.
                              Dorsey & Whitney LLP
                                   Suite 1500
                              50 South Sixth Street
                           Minneapolis, MN 55402-1498

        [  ]   immediately upon filing pursuant to paragraph (b) of rule 485
        [XX]   on December 31, 2003 pursuant to paragraph (b) of rule 485
        [  ]   60 days after filing pursuant to paragraph (a)(1) of rule 485
        [  ]   on (specify date) pursuant to paragraph (a)(1) of rule 485
        [  ]   75 days after filing pursuant to paragraph (a)(2) of rule 485
        [  ]   on (specify date) pursuant to paragraph (a)(2) of rule 485

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed with the Securities and Exchange Commission on or about August 4, 2003.

                                   Prospectus

                              Dividend Growth Fund
                                December 31, 2003







                                SIT MUTUAL FUNDS

                         A Family of 100% No-Load Funds
                   Each Sit Fund is 100% no-load, which means
                  that you pay no sales charges or 12b-1 fees.





[CHART]













Be sure to read this Prospectus before you invest and keep it on file for future reference. If you have a question about any part of the Prospectus, please call 1-800-332-5580 or visit our website at www.sitfunds.com.


[LOGO]

SIT MUTUAL FUNDS
Dividend Growth Fund
Prospectus
December 31, 2003











THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Table of Contents

INTRODUCTION                                                                 1

FUND SUMMARY
      Investment Objective                                                   2
      Principal Investment Strategies                                        2
      Principal Investment Risks                                             3
      Performance                                                            3
      Fees and Expenses                                                      4

FUND MANAGEMENT
      Investment Adviser                                                     5
      Portfolio Management                                                   5
      Distributor                                                            5
      Custodian                                                              5
      Transfer Agent                                                         5

SHAREHOLDER INFORMATION
      Share Price                                                            6
      When Orders are Effective                                              6
      Investing Through a Third Party                                        6
      Other Account Policies                                                 6
      Purchasing Shares                                                      8
      Selling Shares                                                         9
      General Rules for Purchasing & Selling Shares                         10
      Dividends and Distributions                                           11
      Taxes                                                                 11
      Retirement and Other Tax-Deferred Accounts                            12
      Mailing of Regulatory Documents                                       12
      Privacy Policy                                                        12

ADDITIONAL INFORMATION
      Other Securities, Investment Practices, and Policies                  13
      Financial Highlights                                                  13
      For More Information                                          back cover

Introduction

SIT MUTUAL FUNDS ARE A FAMILY OF NO-LOAD MUTUAL FUNDS OFFERING A SELECTION OF FUNDS TO INVESTORS. EACH FUND HAS A DISTINCTIVE INVESTMENT OBJECTIVE AND RISK/REWARD PROFILE.

This Prospectus describes the Dividend Growth Fund which is part of the Sit Mutual Fund family. The descriptions on the following pages may help you decide whether the Fund best fits your investment goals. Keep in mind, however, that no fund can guarantee it will meet its investment objective, and no fund should be relied upon as a complete investment program.

The Fund Summary section describes the principal strategies used by the Fund in trying to achieve its objectives, and highlights the risks involved with these strategies. It also provides you with information about the fees and expenses of the Fund.

Fund Summary

INVESTMENT OBJECTIVE

The Fund primarily seeks to provide current income that exceeds the dividend yield of the S&P 500 Index and that grows over a period of years. Secondarily the Fund seeks long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objectives by investing, under normal market conditions, at least 80% of its net assets in dividend-paying common stocks. The Fund may invest the balance of its assets in preferred stocks, convertible bonds, and U.S. Treasury securities.

The Adviser invests in dividend paying growth-oriented companies it believes exhibit the potential for growth and growing dividend payments. The Adviser believes that a company's earnings growth is a primary determinant of its potential long-term return, and that a record of increasing dividend payments is a strong indicator of financial health and growth prospects. By investing in dividend paying stocks it is anticipated that the holdings will tend to be in large to medium-sized companies. The Adviser considers several factors in its evaluation of a company's potential for above average long-term earnings, revenue, and dividend growth, including:

     o    a record of paying dividends,
     o    strong prospects for growing dividend payments,
     o    unique product or service,
     o    growing product demand,
     o    dominant and growing market share,
     o    management experience and capabilities, and
     o    strong financial condition.

Since stocks that pay dividends tend to be less volatile than stocks that don't pay dividends, the Fund's diversified portfolio of dividend paying stocks is expected to have lower volatility than that of the S&P 500 Index, but with a higher dividend yield and greater prospects for dividend growth.

The Fund may invest up to 20% of its net assets in securities of issuers domiciled outside the U.S.

When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company's fundamentals, anticipated earnings, anticipated dividend payments and financial position.

PRINCIPAL INVESTMENT RISKS

All investments carry some degree of risk which will affect the value of the Fund's investments, investment performance and price of its shares. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

>> Stock Market Risk: The value of the stocks in which a Fund invests may go up or down in response to the activities of individual companies, the stock market and general economic conditions. Stock prices may decline over short or extended periods. This volatility means that the value of your investment in the Fund may increase or decrease. Over the past several years, stock markets have experienced substantial price volatility.
>> Management Risk: A strategy used by the investment management team may not produce the intended results.
>> Dividend Paying Company Risk: The Fund's income objective may limit its ability to appreciate during a broad market advance because income paying stocks may not experience the same capital appreciation as non-dividend paying stocks. In addition, stocks held by the Fund may reduce or stop paying dividends which could affect the Fund's ability to generate income.
>> Foreign Securities Risk: The foreign securities the Fund may purchase are subject to risks not typically associated with domestic investing which may adversely affect the Fund's investment including changes in currency exchange rates, political and economic instability, different financial reporting standards and taxes, and less liquidity.
>> Growth Style Investing Risk: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. The Fund invests in growth style stocks. The Fund's performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.
>> Interest Rate Risk: An increase in interest rates may cause the fixed income securities held by the Fund to decline in value. The magnitude of this decrease is often greater for longer-term fixed income securities than shorter-term securities.
>> Credit Risk: The issuers or guarantors of certain fixed-income securities owned by the Fund may default on the payment of principal or interest or on other obligations to the Fund, or experience a decline in credit quality, causing the value of the Fund to decrease.

PERFORMANCE

The Fund's inception was December 31, 2003, therefore there is no performance information to report at this time. For current performance and yield information, please call 1-800-332-5580 or visit www.sitfunds.com.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. All Sit Mutual Funds are no-load so you will not pay sales charges (loads) or exchange fees when you by or sell shares of the Fund. However, shares of the Fund held for less than 30 calendar days are subject to a redemption fee of 2.00%, based on the redeemed shares' market value.

SHAREHOLDER FEES (fees paid directly from your investment)
     Redemption Fee (as a percentage of amount redeemed,
     if held less than 30 days)                                      2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(1)
     Management Fees                                                 1.00%
     Distribution Fees (12b-1)                                       None
     Other Expenses                                                  None
                                                                     ----
     Total Annual Fund Operating Expenses                            1.00%

          1.) The Adviser will bear all of the Fund's expenses except management fees, interest, brokerage commissions and transaction charges and certain extraordinary expenses.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund (before the fee waiver) with the cost of investing in other mutual funds.

It assumes that you invest $10,000 in the Fund for the time periods indicated (with reinvestment of all dividends and distributions), that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

     1-Year     3-Years      5-Years      10-Years
      $103       $320         $555         $1,229


EARLY REDEMPTION FEE
The Fund charges a redemption fee on shares held for less than 30 calendar days. The fee is retained by the Fund for the benefit of its long-term shareholders. It is charged to discourage short-term trading of the Fund by market timers or other investors who do not share the long-term strategy of the Fund, and to reduce the expenses of long-term shareholders by reducing the trading costs and other costs associated with short-term investments in the Fund.

The "first-in, first out" (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the fee applies. A redemption fee will not be charged on shares acquired by reinvestment of dividends or distributions from a Fund; held in an account of a qualified retirement plan, such as a 410(k) plan; or purchased through certain intermediaries.

Fund Management

INVESTMENT ADVISER

Sit Investment Associates, Inc. (the "Adviser"), 90 South Seventh Street, Suite 4600, Minneapolis, Minnesota 55402, is the Fund's investment adviser. The Adviser was founded in 1981 and provides investment management services for both public and private clients. As of September 30, 2003, the Adviser and its affiliates had approximately $6.2 billion in assets under management, including approximately $1.5 billion for the Sit Mutual Funds.

Under an Investment Management Agreement between the Fund and the Adviser (the "Agreement"), the Adviser manages the Fund's business and investment activities, subject to the authority of the board of directors. The Agreement requires the Adviser to bear all of the Fund's expenses except interest, brokerage commissions and transaction charges and certain extraordinary expenses. The Fund pays the Adviser a fee for its services equal to 1.00% per year of the Fund's average daily net assets.

PORTFOLIO MANAGEMENT

The Fund's investment decisions are made by a team. Eugene C. Sit is the Adviser's Chief Investment Officer and oversees the investment decisions for the Fund. Peter L. Mitchelson is the Adviser's President and Chief Strategist. Roger
J. Sit is the Adviser's Executive Vice President - Research and Investment Management. Mr. Eugene C. Sit and Mr. Mitchelson have been with the Adviser since its inception. Mr. Roger Sit joined the Adviser in early 1998 with 9 years of investment management experience.

DISTRIBUTOR

SIA Securities Corp. (the "Distributor"), an affiliate of the Adviser, is the distributor for the Fund. The Distributor markets the Fund shares only to certain institutional and individual investors and all other sales of the Fund's shares are made by the Fund. The Distributor or the Adviser may enter into agreements under which various brokerage firms provide administrative services for customers who are beneficial owners of shares of the Fund. The Distributor or Adviser may compensate these firms for the services provided, with compensation based on the aggregate assets of customers that are invested in the Fund.

CUSTODIAN

The Northern Trust Company, located at 50 South LaSalle Street, Chicago, IL 60675, is the Custodian for the Fund. The Custodian holds the Fund's securities and cash, receives and pays for securities purchased, delivers against payment for securities sold, receives and collects income from investments and performs other administrative duties.

TRANSFER AGENT

PFPC Inc., located at 4400 Computer Drive, Westboro, MA 01581, is the Transfer Agent for the Fund. The Transfer Agent processes purchase orders, redemption orders, and handles all related shareholder accounting services.

Shareholder Information

SHARE PRICE

Your price for purchasing, selling, or exchanging shares is based on the Fund's net asset value (NAV) per share, which is calculated as of the close of regular trading on the New York Stock Exchange (generally 3:00 p.m. Central time) every day the exchange is open. The NAV per share of the Fund will fluctuate. NAV is based on the market value of the securities in the Fund's portfolio. When market value prices are not readily available, or when an event occurs after the close of the trading market that materially affects the values of securities, fair value is determined in good faith by the Adviser using methods approved by the board of directors. Short-term debt securities held by the Fund that mature in less than 60 days are valued at amortized cost. The amortized cost method of valuation initially values a security at its purchase cost, then consistently adjusts the cost value by amortizing/accreting any discount or premium paid until the security's maturity without regard to fluctuating interest rates.

WHEN ORDERS ARE EFFECTIVE

Purchase, exchange, and sale orders are received and may be accepted by Sit Mutual Funds only on days the New York Stock Exchange ("NYSE") is open. PURCHASE, EXCHANGE, AND SALE ORDERS RECEIVED BY THE FUND OR ITS AGENTS PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 3:00 P.M. CENTRAL TIME) ARE PROCESSED AT THE NET ASSET VALUE PER SHARE CALCULATED FOR THAT BUSINESS DAY, EXCEPT PURCHASES MADE TO AN EXISTING ACCOUNT VIA AUTOMATED CLEARING HOUSE, "ACH," ELECTRONIC TRANSFER OF FUNDS. SINCE THE PAYMENT FOR AN ACH PURCHASE IS DEBITED FROM YOUR ACCOUNT ON THE NEXT BUSINESS DAY AFTER YOUR TELEPHONE CALL TO THE FUND, YOUR PURCHASE IS INVESTED AT THE NET ASSET VALUE PER SHARE ON THE NEXT BUSINESS DAY AFTER YOUR TELEPHONE CALL TO THE FUND IF YOU CALL THE FUND PRIOR TO THE CLOSE OF THE NYSE. IF YOUR PURCHASE, EXCHANGE, OR SALE ORDER IS RECEIVED AFTER THE CLOSE OF THE NYSE, THE PURCHASE, EXCHANGE OR SALE WILL BE MADE AT THE NET ASSET VALUE CALCULATED ON THE NEXT DAY THE NYSE IS OPEN.

INVESTING THROUGH A THIRD PARTY

There is no charge to invest, exchange, or sell shares when you make transactions directly through Sit Mutual Funds. The Fund may be available for purchase through a third party financial institution. If you invest in the Fund through a third party, rather than directly with Sit Mutual Funds, the fees and policies may be different than described in this Prospectus. Banks, brokers, 401(k) plans, financial advisors, and financial supermarkets may charge commissions and transaction fees and may set different minimum investments or limitations on purchasing or selling shares. Consult a representative of your plan or financial institution if you are unsure of their fees and policies.

OTHER ACCOUNT POLICIES

PURCHASE RESTRICTIONS

The Fund may reject or restrict any purchase or exchange order at any time when, in the judgment of management, it is in the best interests of the Fund. For example, it may be in the best interests of the Fund to reject purchase and exchange orders that are short-term or to restrict excessive trading into and out of the Fund, since such orders may harm performance by disrupting portfolio management strategies and increasing expenses.

ACCOUNTS WITH LOW BALANCES

If your account balance in the Fund falls below $5,000 as a result of selling or exchanging shares, the Fund has the right to redeem your shares and send you the proceeds. Before redeeming your account, the Fund will mail you a notice of its intention to redeem, which will give you an opportunity to make an additional investment. If you do not increase the value of your account to at least $5,000 within 30 days of the date the notice was mailed, the Fund may redeem your account.

INVESTOR SERVICE FEES

Investor Services Representatives can provide many services to you. You will be charged a fee for some customized services, such as researching historical account statements and mailings via overnight delivery services. A schedule of services with applicable fees, if any, is available upon request.

PURCHASING SHARES

                TO OPEN AN ACCOUNT                                      TO ADD TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------
Mail a completed account application and your check       Mail a completed investment slip for a particular fund            By Mail
payable to:                                               (which you received in your account statement) or a        --------------
                  Sit Mutual Funds                        letter of instruction with a check payable to:
                  P.O. Box 5166
                  Westboro, MA 01581-5166                            Sit Mutual Funds
                                                                     P.O. Box 5166
Third party checks or starter checks are not accepted                Westboro, MA 01581-5166
for initial purchases.
                                                          A letter of instruction must include your account
Please be sure to complete the entire application,        number, the name(s) of the registered owner(s) and
including the selection of which Fund(s) you want to      the Fund(s) that you want to purchase.
purchase.
                                                          Starter checks are not accepted for additional
Prospectuses and account applications may be viewed       purchases.
and printed from our website, www.sitfunds.com.



-------------------------------------------------------------------------------------------------------------------
Fax a completed account application to Sit Mutual         PAYMENT BY WIRE. Instruct your bank to wire your             By Telephone
Funds at 612-342-2111 and then call us at                 investment to the Sit Mutual Funds using the wire         ---------------
1-800-332-5580 or 612-334-5888 for a new account          instructions on the back of the prospectus. Call us at
number and bank wiring instructions.                      1-800-332-5580 or 612-334-5888 and notify us of the
                                                          wire.
Instruct your bank to wire your investment to us
using the wire instructions we have given you. Your       PAYMENT BY ACH. Call us at 1-800-332-5580 or
bank may charge a wire fee. Mail the original signed      612-334-5888 to request that a purchase be made
account application to:                                   electronically from your bank account. The purchase
                  Sit Mutual Funds                        will be effective on the next business day following
                  P.O. Box 5166                           your telephone request made prior to the close of the
                  Westboro, MA 01581-5166                 NYSE.

NOTE FOR IRA ACCOUNTS: An IRA account cannot be           Before using the ACH feature, you must set up the
opened over the telephone.                                ACH option on your initial account application or a
                                                          Change of Account Options Form.



-------------------------------------------------------------------------------------------------------------------
You cannot make an initial purchase automatically.        You may set up an Automatic Investment Plan on              Automatically
                                                          your initial account application or on a Change of        ---------------
                                                          Account Options Form. The Plan will invest in the
                                                          selected Fund electronically from your bank account
                                                          (via ACH) on any day the Funds are open - monthly,
                                                          quarterly or annually.

-------------------------------------------------------------------------------------------------------------------

                                  PLEASE SEE PAGE 10 FOR ADDITIONAL GENERAL RULES FOR PURCHASING AND SELLING SHARES.

SELLING SHARES

                                  TO EXCHANGE SHARES                                          TO SELL SHARES
                   -----------------------------------------------------------------------------------------------------------------
By Mail            You may sell shares of one Sit Fund and                Mail a written request that includes:
----------------   purchase shares of another Sit Fund by mailing
                   a letter of instruction signed by all registered       o     Account number,
                   owners of the account to:
                                      Sit Mutual Funds                    o     Names and signatures of all registered owners
                                      P.O. Box 5166                             exactly as they appear on the account,
                                      Westboro, MA 01581-5166
                                                                          o     Name of Fund and number of shares or dollar amount
                   A letter of instruction must include your                    you want to sell.
                   account number, the name(s) and the number of
                   shares or dollar amount of the Fund(s) you want        o     Medallion signature guarantee(s) if you have
                   to sell and the name(s) of the Fund(s) you want              requested that the proceeds from the sale be:
                   to purchase.
                                                                                o    paid to anyone other than the registered
                                                                                     account owners,

                                                                                o    paid by check and mailed to an address other
                                                                                     than the registered address, or

                                                                                o    sent via bank wire (currently an $8 fee) to a
                                                                                     bank different than the bank authorized by you
                                                                                     on your account application.

                                                                          o     Supporting legal documents, if required (see
                                                                                "General Rules" on following page)

                                                                          o     Method of payment (check, wire transfer, or ACH,
                                                                                see "General Rules" on following page)

                                                                          NOTE FOR IRA ACCOUNTS: Mail a signed IRA Distribution
                                                                          Form to Sit Mutual Funds.

                   -----------------------------------------------------------------------------------------------------------------
By Telephone       You may sell shares of one Sit Fund and                Call us at 1-800-332-5580 or 612-334-5888 and request a
----------------   purchase shares of another Sit Fund by calling         sale of shares.
                   us at 1-800-332-5580 or 612-334-5888. If you
                   call after business hours, you will need your          Before selling shares by telephone, you must set up the
                   Personal Identification Number to use the              option on your initial account application or a Change
                   automatic telephone system.                            of Account Options Form. Proceeds from the sale will be
                                                                          sent as directed on your application by check, bank wire
                                                                          or ACH. The Funds' bank charges a wire fee to send the
                                                                          proceeds via bank wire (currently $8).

                                                                          NOTE FOR IRA ACCOUNTS: A sale of shares from an IRA
                                                                          account cannot be made over the telephone. Mail a
                                                                          completed IRA Distribution Form to Sit Mutual Funds.


                   -----------------------------------------------------------------------------------------------------------------
Automatically      You may set up an Automatic Exchange Plan on           Shares may be sold through the Automatic Withdrawal Plan
----------------   your initial account application or on a Change        (minimum $100) if the Special Services section of the
                   of Account Options Form. The Plan will sell            initial account application is complete.
                   shares of one Sit Fund and invest in another Sit
                   Fund automatically on any day the Funds are            You may add this option by completing a Change of Account
                   open - either monthly, quarterly or annually.          Options Form, and this option will begin within 10 days
                                                                          of the Funds' receipt of the form.

                                                                          Proceeds from the sale will be sent as directed on your
                                                                          account application, by check or ACH.
                   -----------------------------------------------------------------------------------------------------------------

                   PLEASE SEE PAGE 10 FOR ADDITIONAL GENERAL RULES FOR PURCHASING AND SELLING SHARES.

GENERAL RULES FOR PURCHASING AND SELLING SHARES

                PURCHASING SHARES                                                EXCHANGING SHARES
-------------------------------------------------------------------------------------------------------------------
Shares may be purchased on any day the NYSE is open       You may sell shares of one or more Sit Funds and use
with a minimum initial investment of $5,000 per fund.     the proceeds to buy shares of another Sit Fund at no
                                                          cost.
IRA accounts (regular, Roth and SEP) require a
minimum initial investment of $2,000 per fund.            Before making an exchange, please read the prospectus
                                                          and consider the investment objective of the Fund you
Additional investments in any account must be at          are purchasing.
least $100.
                                                          You may exchange shares by mail, telephone or an
                                                          automatic exchange plan as described on page __. You
                                                          may also exchange shares of the Sit Funds on our website
                                                          at www.sitfunds.com.

                                                          An exchange of shares is a sale for federal income tax
                                                          purposes and you may have a taxable capital gain or
                                                          loss.

-------------------------------------------------------------------------------------------------------------------

                 SELLING SHARES                                          RECEIPT OF SALE PROCEEDS
-------------------------------------------------------------------------------------------------------------------
Your sale proceeds will be paid as soon as possible,      You may receive proceeds from the sales of your
generally not later than 7 business days after the        shares in one of three ways:
Funds' receipt of your request to sell. However, if
you purchased shares with nonguaranteed funds, such       (1) By Mail
as a personal check, and you sell shares, your sale       Your check will generally be mailed to the address of
proceeds payment will be delayed until your check         record within 7 days after receipt of your request.
clears, which may take 15 days.
                                                          (2) By Wire
OTHER DOCUMENTS: Under certain circumstances, sales       Your bank account will generally be credited within 1
of shares may require additional legal documentation,     to 2 business days after receipt of your request.
such as sales by estates, trusts, guardianships,          The Funds' bank charges a wire fee (currently $8) which
custodianships, corporations, pension and profit          will be deducted from the balance of your account or
sharing plans and other organizations.                    from the amount being wired if your account has been
                                                          completely redeemed. The recipient bank may also
MEDALLION SIGNATURE GUARANTEE: A medallion                charge a wire fee.
signature guarantee assures that a signature is
genuine and protects shareholders from unauthorized       (3) By ACH
account transactions. A medallion signature               Your bank account will generally be credited within 1
guarantee may be obtained from a bank, brokerage          to 2 business days after receipt of your request.
firm, or other financial institution that is              Proceeds from the sale of shares from an IRA account
participating in a medallion program recognized by        cannot be paid using ACH.
the Securities Transfer Association. A notary public
stamp cannot be substituted for a medallion
signature guarantee.

-------------------------------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes quarterly dividends from its net investment income. Net investment income includes dividends on stocks and interest earned on bonds or other debt securities less operating expenses.

Capital gains, if any, are distributed at least once a year. A capital gain occurs if the Fund sells portfolio securities for more than its cost. If you buy Fund shares just before a distribution, in effect, you "buy the distribution." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions are automatically reinvested in additional shares of the Fund at the net asset value per share on the distribution date. However, you may request that distributions be automatically reinvested in another Sit Mutual Fund, or paid in cash. These requests may be made on the application, Change of Account Options form, or by written notice to Sit Mutual Funds. You will receive a quarterly statement reflecting the dividend payment and, if applicable, the reinvestment of dividends. If cash payment is requested, an ACH transfer will be initiated, or a check normally will be mailed within five business days after the payable date. If the check cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will automatically be reinvested in Fund shares. No interest will accrue on uncashed distribution, dividend, or sales proceeds checks.

TAXES

Some of the tax consequences of investing in the Fund are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

TAXES ON DISTRIBUTIONS

The Fund pays its shareholders distributions from its net investment income and any net capital gains that it has realized. These distributions will be taxable, whether paid in cash or reinvested (unless your investment is in an IRA or other tax advantaged account).

Distributions paid from the Fund's net investment income will be taxable as ordinary income or as qualified dividend income. Ordinary income is subject to graduated federal tax rates as high as 35%; qualified dividend income is subject to a maximum federal tax rate of 15% . The Fund will designate the portion of its distributions from investment earnings during each year that constitute qualified dividends. Generally, dividends that the Fund receives from domestic corporations and from foreign corporations whose stock is readily tradable on an established securities market in the U.S. or which are domiciled in countries on a list established by the Internal Revenue Service will qualify for qualified dividend treatment when paid out to investors. Absent further legislation, the reduced maximum tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Distributions from the Fund's net short-term capital gains are taxable as ordinary income. Distributions from the Fund's long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long you have held your shares. Long-term capital gains are currently subject to a maximum federal income tax rate of 15%.

TAXES ON TRANSACTIONS

The sale or exchange of your shares in the Fund is a taxable transaction, and you may incur a capital gain or loss on the transaction. If you held the shares for more than one year, this gain or loss would be a long-term gain or loss. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

RETIREMENT AND OTHER TAX-DEFERRED ACCOUNTS

Taxes on current income can be deferred by investing in Individual Retirement Accounts (IRAs), 401(k), pension, profit sharing, 403(b)(7), employee benefit, deferred compensation and other qualified retirement plans.

The Fund is available for your tax-deferred retirement plan with a $2,000 minimum initial investment and subsequent contributions of at least $100. Such retirement plans must have a qualified plan sponsor or trustee. Tax-deferred retirement plans include 401(k), profit sharing, and money purchase plans as well as IRA, Roth IRA, SEP-IRA and certain 403(b)(7) plans. IRA accounts with balances under $10,000 will be charged an annual $15 IRA custodial fee. You should contact the Fund for specific plan documentation.

The federal tax laws governing these tax-deferred plans must be complied with to avoid adverse tax consequences. You should consult your tax adviser before investing.

MAILING OF REGULATORY DOCUMENTS

The Fund's practice is to "household," or consolidate shareholder mailings of regulatory documents such as prospectuses, shareholder reports, and proxies to shareholders at a common address. This means that a single copy of these regulatory documents is sent to the address of record. If at any time you wish to receive multiple copies of the regulatory documents at your address, you may contact the Fund and the Fund will mail separate regulatory documents to each of your individual accounts within 30 days of your call.

PRIVACY POLICY

We collect nonpublic personal information about you from information we receive from you on applications or other forms and information about your transactions and communications with us, our affiliates or others. We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Additional Information

OTHER SECURITIES, INVESTMENT PRACTICES, AND POLICIES

The principal investment strategies and risk factors of the Fund are outlined in the section entitled "Fund Summary." Below are brief discussions of certain other investment practices of the Fund and certain additional risks of investing in the Fund. The Fund may invest in securities and use investment strategies that are not described in this Prospectus but are described in the Statement of Additional Information.

As described in the Fund Summary section, the Fund has a policy requiring it to invest at least 80% of its net assets in the types of securities suggested by its name. For purposes of this requirement, net assets include the amount of any borrowings for investment purposes.

PORTFOLIO TURNOVER

The Fund may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%, however, the Fund anticipates a turnover rate of less than 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells securities, which may decrease the Fund's yield.

SECURITIES RATINGS

When debt securities are rated by one or more independent rating agencies, the Adviser uses these ratings to determine bond quality. Investment-grade debt securities are those that are rated within the four highest rating categories, which are AAA, AA, A, and BBB by Standard & Poor's and Fitch Ratings, and Aaa, Aa, A and Baa by Moody's Investors Services. If a debt security's credit quality rating is downgraded after the Fund's purchase, the Adviser will consider whether any action, such as selling the security, is warranted.

INVESTMENT IN THE SIT MONEY MARKET FUND

The Fund may invest up to 25% of its total net assets in shares of the money market funds advised by the Adviser, which includes the Sit Money Market Fund, subject to the conditions contained in an exemptive order issued to the Sit Mutual Funds by the Securities and Exchange Commission. These investments may be made in lieu of direct investments in short-term money market instruments if the Adviser believes that they are in the best interest of the Funds.

TEMPORARY DEFENSIVE INVESTING

For temporary defensive purposes in periods of unusual market conditions, the Fund may invest all of its total assets in cash or short-term debt securities including certificates of deposit, bankers' acceptances and other bank obligations, corporate and direct U.S. obligation bonds, notes, bills, commercial paper, and repurchase agreements. Investing in these temporary investments may reduce the Fund's yield and prevent it from achieving its investment objective.

FINANCIAL HIGHLIGHTS

The Fund's inception was December 31, 2003, therefore there is no financial information to report at this time. For current information, please call 1-800-332-5580 or visit www.sitfunds.com.

FOR MORE INFORMATION

For more information about the Fund, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION      ANNUAL REPORT

The SAI contains more details about      The Fund's Annual Report will be
the Fund and its investment policies.    available after its fiscal year ending
The SAI is incorporated in this          June 30, 2004 and will include a
Prospectus by reference.                 discussion of the market conditions
                                         and investment strategies that
                                         significantly affected the Fund's
                                         performance.


To request a copy of the documents listed above, or to obtain more information about the Fund:

BY TELEPHONE:             BY REGULAR MAIL:         TO WIRE MONEY FOR A PURCHASE:
(800) 332-5580 or         Sit Mutual Funds         PNC Bank, Pittsburgh, PA
(612) 334-5888            P.O. Box 5166            ABA #031000053
                          Westboro, MA 01581-5166  Account #86-0690-5556
BY E-MAIL:                                         Sit Mutual Funds
info@sitinvest.com                                 For Further Credit:
------------------                                 (shareholder name)
                          BY EXPRESS MAIL:         Account Number: (fund name
ON THE INTERNET:          Sit Mutual Funds         and account #)
Visit our website at      4400 Computer Drive
www.sitfunds.com          Westboro, MA 01581
Visit the SEC website at
www.sec.gov



THE SAI AND THE FUND'S REPORTS MAY ALSO BE REVIEWED AT THE PUBLIC REFERENCE ROOM OF THE SECURITIES AND EXCHANGE COMMISSION IN WASHINGTON, D.C. YOU CAN GET COPIES FREE FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE LISTED ABOVE, OR BY MAIL, FOR A FEE, BY CALLING THE SEC AT 1-202-942-8090, BY MAKING AN ELECTRONIC REQUEST AT THE FOLLOWING EMAIL ADDRESS: PUBLIC INFO@SEC.GOV, OR BY WRITING THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102.



[LOGO]


1940 ACT FILE NO. 811-06373

                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION

                            SIT DIVIDEND GROWTH FUND

                       90 South Seventh Street, Suite 4600
                        Minneapolis, Minnesota 55402-4130
                          www.sitfunds.com 800-332-5580
                         info@sitinvest.com 612-334-5888

This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Fund's Prospectus. Copies of the Fund's Prospectus may be obtained from the Fund without charge by contacting the Fund's by telephone at (612) 334-5888 or (800) 332-5580 or by mail at 4600 Wells Fargo Center, 90 S.
Seventh Street, Minneapolis, Minnesota 55402-4130, or by visiting the SEC website at www.sec.gov. This Statement of Additional Information is dated December 31, 2003, and it is to be used with the Fund's Prospectus dated December 31, 2003.

TABLE  OF  CONTENTS
--------------------------------------------------------------------------------
                                                                            Page
                                                                            ----
FUND BACKGROUND...............................................................2
ADDITIONAL INVESTMENT RESTRICTIONS............................................2
ADDITIONAL INVESTMENT POLICIES & RISKS........................................3
SPECIAL RISKS FOR INTERNATIONAL INVESTING.....................................9
RATINGS OF DEBT SECURITIES...................................................10
SECURITIES LENDING...........................................................10
PORTFOLIO TURNOVER...........................................................11
ADDITIONAL INFORMATION ABOUT SELLING SHARES..................................11
COMPUTATION OF NET ASSET VALUE...............................................12
CALCULATION OF PERFORMANCE DATA..............................................13
MANAGEMENT...................................................................13
INVESTMENT ADVISER...........................................................20
DISTRIBUTOR..................................................................21
BROKERAGE....................................................................21
PROXY VOTING.................................................................23
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................23
TAXES........................................................................23
FINANCIAL STATEMENTS.........................................................25
OTHER INFORMATION............................................................25
LIMITATION OF DIRECTOR LIABILITY.............................................25
CAPITALIZATION AND VOTING RIGHTS.............................................25
APPENDIX A - BOND AND COMMERCIAL PAPER RATINGS...............................27

FUND BACKGROUND
--------------------------------------------------------------------------------

Sit Mutual Funds are a family of fourteen 100% no-load funds managed by Sit Investment Associates, Inc., (the "Adviser"). This Statement of Additional Information is for the Sit Dividend Growth Fund (the "Fund").

The Fund is an open-ended fund, and operates as a diversified management investment company, as defined in the Investment Company Act of 1940. A "diversified" investment company means a company which meets the following requirements: At least 75% of the value of the company's total assets is represented by cash and cash items (including receivables), "Government Securities", securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. "Government Securities" means securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or certificates of deposit for any of the foregoing.

Sit Mutual Funds, Inc. is the corporate issuer of the Fund's shares and was incorporated in Minnesota on July 30, 1991.

ADDITIONAL INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

The investment objectives and investment strategies of the Fund are set forth in the Prospectus under "Fund Summary." Set forth below are the fundamental investment restrictions and policies applicable to the Fund, followed by the non-fundamental investment restrictions and policies. Those restrictions and policies designated as fundamental may not be changed without shareholder approval. Shareholder approval, as defined in the Investment Company Act of 1940, means the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares of the Fund are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund. A percentage limitation must be met at the time of investment and a later deviation resulting from a change in values or net assets will not be a violation.

The Fund has a non-fundamental policy requiring the Fund, under normal market conditions, to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in the types of securities suggested by the Fund's name. In appropriate circumstances, synthetic investments may be included in the 80% basket if they have economic characteristics similar to the other investments included in the basket. The Fund has adopted a policy requiring it to provide notice to Fund shareholders at least 60 days prior to any change in its 80% investment policy. Any such notice will be provided in plain English in a separate written document and will contain the following prominent statement, or a similar clear and understandable statement, in bold-faced type: "Important Notice Regarding Change in Investment Policy." This statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separately from other communications to investors.

FUNDAMENTAL INVESTMENT RESTRICTIONS:
The Fund is subject to the following fundamental investment restrictions. The Fund will not:
1. Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies or instrumentalities), if as a result, more than 5% of the Fund's net assets would be invested in securities of that issuer. This restriction is limited to 75% of the Fund's net assets;
2. Purchase or sell commodities or commodity futures, provided that this restriction does not apply to financial futures contracts or options thereon;
3. Invest in real estate (including real estate limited partnerships), although it may invest in securities that are secured by or represent interests in real estate;
4. Make loans except by (a) purchasing publicly distributed debt securities such as bonds, debentures and similar securities in which the Fund may invest consistent with its investment policies, and (b) by lending its portfolio securities to broker-dealers, banks and other institutions in an amount not to exceed 33-1/3% of its total net assets if such loans are secured by collateral equal to 100% of the value of the securities lent;
5.   Underwrite the securities of other issuers;
6. Borrow money, except temporarily in emergency or extraordinary situations and then not for the purchase of investments, and not in excess of 33 1/3% of the Fund's total net assets at the time of such borrowing. In the event that the principal amount of the Fund's borrowing at any time exceeds 33 1/3% of the Fund's total net assets, the Fund shall, within three days thereafter (not including Sundays and holidays) reduce the amount of its borrowing to an amount not in excess of 33 1/3% of the Fund's total net assets;
7. Invest in exploration or development for oil, gas or other minerals (including mineral leases), although it may invest in the securities of issuers which deal in or sponsor such activities;
8. Invest more than 25% of its assets in a single industry except with regard to the purchase of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; or
9. Issue senior securities as defined in the Investment Company Act of 1940, except for borrowing as permitted temporarily in emergency or extraordinary situations as permitted within the Fund's investment restrictions.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS:
The following investment restrictions of the Fund are not fundamental. The Fund will not:
1. Purchase on margin or sell short except to obtain short-term credit as may be necessary for the clearance of transactions and it may make margin deposits in connection with futures contracts;
2.   Invest for the purpose of exercising control or management;
3. Invest more than 15% of its net assets collectively in all types of illiquid securities;
4. Pledge, mortgage, hypothecate or otherwise encumber either Fund's assets except to the extent necessary to secure the permitted borrowings;
5. Invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company, except a.) as part of a merger, consolidation, acquisition, or reorganization or b.) in a manner consistent with the requirements of an exemptive order issued to the Fund and/or the Adviser by the Securities and Exchange Commission;
6. Engage in arbitrage transactions or write unsecured put options but may write fully covered call options;
7. Purchase put and call options provided that the aggregate premiums paid for all such options exceed 5% of the Fund's net assets; or
8.   Invest more than 20% of its assets in equity securities of foreign issuers.


ADDITIONAL INVESTMENT POLICIES & RISKS
--------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS
-----------------------------------------------------
The Fund may invest in common and preferred stocks. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

CONVERTIBLE SECURITIES
-----------------------------------------------------
The Fund may invest in debt or preferred stock convertible into or exchangeable for common stock. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features.

COMMERCIAL PAPER
-----------------------------------------------------
Short-term debt instruments purchased by the Fund may consist of commercial paper (including variable amount master demand notes), which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness of the notes.

The commercial paper purchased by the Fund will consist only of direct obligations which, at the time of purchase, are (a) rated P-1 by Moody's or A-1 by S& P, or (b) if not rated, issued by companies having an outstanding unsecured debt issue which at the time of purchase is rated Aa or higher by Moody's or AA or higher by S&P.

BANK OBLIGATIONS
-----------------------------------------------------
Bank money instruments in which the Fund may invest include certificates of deposit, including variable rate certificates of deposit, bankers' acceptances and time deposits. "Bank" includes commercial banks, savings banks and savings and loan associations. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity, usually at 30, 90 or 180 day intervals ("coupon dates"), based upon a specified market rate, which is tied to the then prevailing certificate of deposit rate, with some premium paid because of the longer final maturity date of the variable rate certificate of deposit. As a result of these adjustments, the interest rate on these obligations may be increased or decreased periodically. Variable rate certificates of deposit normally carry a higher interest rate than fixed rate certificates of deposit with shorter maturities, because the bank issuing the variable rate certificate of deposit pays the investor a premium as the bank has the use of the investor's money for a longer period of time. Variable rate certificates of deposit can be sold in the secondary market. In addition, frequently banks or dealers sell variable rate certificates of deposit and simultaneously agree, either formally or informally, to repurchase such certificates, at the option of the purchaser of the certificate, at par on the coupon dates. In connection with the Fund's purchase of variable rate certificates of deposit, it may enter into formal or informal agreements with banks or dealers allowing the Fund to resell the certificates to the bank or dealer, at the Fund's option. If the agreement to repurchase is informal, there can be no assurance that the Fund would always be able to resell such certificates. Before entering into any such transactions governed by formal agreements, however, the Fund will comply with the provisions of SEC Release 10666 which generally provides that the repurchase agreement must be fully collateralized.

A banker's acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

Both domestic banks and foreign branches of domestic banks are subject to extensive, but different, governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing short-term debt conditions. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, also play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, generally required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and are subject to other regulations designed to promote financial soundness. Since the Fund's portfolio may contain securities of foreign banks and foreign branches of domestic banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by the Fund that invests only in debt obligations of domestic banks.

The Fund only purchases certificates of deposit from savings and loan institutions that are members of the Federal Home Loan Bank and are insured by the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation. Such savings and loan associations are subject to regulation and examination. Unlike most savings accounts, certificates of deposit held by the Fund do not benefit materially from insurance from the Federal Deposit Insurance Corporation Certificates of deposit of foreign branches of domestic banks are not covered by such insurance and certificates of deposit of domestic banks purchased by the Fund are generally in applicable denominations far in excess of the dollar limitations on insurance coverage.

OBLIGATIONS OF, OR GUARANTEED BY, THE UNITED STATES
GOVERNMENT
-----------------------------------------------------
The Fund may invest in securities issued or guaranteed by the United States which include a variety of Treasury securities, which differ only in their interest rates, maturities and dates of issuance. Treasury bills have a maturity of one year or less.

Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance.

DEPOSITORY RECEIPTS
-----------------------------------------------------
The Fund may hold securities of foreign issuers in the form of sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Government Depository Receipts ("GDRs") and other similar global instruments available in developing markets, or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. Generally, ADRs in registered form are designed for use in United States securities markets, and EDRs and other similar global instruments in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investment in ADRs, EDRs, and similar instruments will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted. Unsponsored ADRs are offered by companies which are not prepared to meet either the reporting or accounting standards of the U.S. While readily exchangeable with stock in local markets, unsponsored ADRs may be less liquid than sponsored ADRs. Additionally, there generally is less publicly available information with respect to unsponsored ADRs.

OPTIONS - PUTS AND CALLS
-----------------------------------------------------
The Fund may write exchange-traded call options on securities and may purchase and sell exchange-traded put and call options on securities written by others, or combinations or such options. All call options written by the Fund must be fully covered. The Fund may not write put options. The aggregate cost of all outstanding options purchased and held by the Fund will at no time exceed 5% of the Fund's total assets.

An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or sell a specified security (in the case of a put option) from or to the writer of the option at a designated price during the term of the option. An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. The Fund may write a call and will do so only if the option is "covered." This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the call, or hold a call at the same or lower exercise price, for the same exercise period, and on the same securities as the written call. A put is covered if the Fund maintains liquid assets with value at least equal to the exercise price in a segregated account, or holds a put on the same underlying securities at an equal or greater exercise price. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option the Fund might become obligated to purchase the underlying security for more than its current market price upon exercise. If the Fund purchases a put or call option, any loss to the Fund is limited to the premium paid for, and transaction costs paid in connection with, the option. The use of options also involves the risk of limited liquidity in the event that the Fund seeks to close out an options position before expiration by entering into an offsetting transaction.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES
-----------------------------------------------------
The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, which can be a month or more after the date of the transaction. The Fund will not accrue income on securities purchased on a forward commitment basis prior to their stated delivery date. At the time the Fund makes the commitment to purchase securities on a when-issued or forward commitment basis, it will record the transaction and thereafter reflect the value of such securities in determining its net asset value. At the time the Fund enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash and liquid securities equal to the value of the when-issued or forward commitment securities will be established and maintained with the custodian and will be marked to the market daily. On the delivery date, the Fund will meet its obligations from securities that are then maturing or sales of the securities held in the segregated asset account and/or from then available cash flow. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it can incur a gain or loss due to market fluctuation.

There is always a risk that the securities may not be delivered and that the Fund may incur a loss or will have lost the opportunity to invest the amount set aside for such transaction in the segregated asset account. Settlements in the ordinary course of business, which may take substantially more than five business days for non-U.S. securities, are not treated by the Fund as when-issued or forward commitment transactions and, accordingly, are not subject to the foregoing limitations even though some of the risks described above may be present in such transactions.

REPURCHASE AGREEMENTS
-----------------------------------------------------
The Fund is permitted to invest in repurchase agreements. A repurchase agreement is a contract by which the Fund acquires the security ("collateral") subject to the obligation of the seller to repurchase the security at a fixed price and date (within seven days). A repurchase agreement may be construed as a loan pursuant to the 1940 Act. The Fund may enter into repurchase agreements with respect to any securities which it may acquire consistent with its investment policies and restrictions. The Fund's custodian will hold the securities underlying any repurchase agreement in a segregated account. In investing in repurchase agreements, the Fund's risk is limited to the ability of the seller to pay the agreed-upon price at the maturity of the repurchase agreement. In the opinion of the Adviser, such risk is not material, since in the event of default, barring extraordinary circumstances, the Fund would be entitled to sell the underlying securities or otherwise receive adequate protection under federal bankruptcy laws for its interest in such securities. However, to the extent that proceeds from any sale upon a default are less than the repurchase price, the Fund could suffer a loss. In addition, the Fund may incur certain delays in obtaining direct ownership of the collateral. The Adviser will continually monitor the value of the underlying securities to ensure that their value always equals or exceeds the repurchase price. The Adviser will submit a list of recommended issuers of repurchase agreements and other short-term securities that it has reviewed for credit worthiness to the Fund's directors at least quarterly for their approval.

FUTURES CONTRACTS  AND OPTIONS ON FUTURES CONTRACTS
-----------------------------------------------------
The Fund may invest in futures contracts and options on futures contracts for the purpose of hedging (and not for speculative purposes). As a result of entering into futures contracts, no more than 5% of the Fund's net assets may be committed to margin. The Fund may enter into interest rate futures, interest rate index futures, stock index futures, and options thereon.

DESCRIPTION OF FUTURES CONTRACTS. A futures contract sale creates an obligation by the Fund, as seller, to deliver the type of financial instrument called for in the contract at a specified future time for a stated price. A futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of the underlying financial instrument at a specified future time for a stated price. A futures contract on an index obligates the seller to deliver, and entitles the purchaser to receive, an amount of cash equal to a specific dollar amount times the difference between the value of the index at the expiration date of the contract and the index value specified in the contract.

Although futures contracts by their terms call for actual delivery or acceptance of the underlying financial instrument, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the Fund is paid the difference and realizes a gain. If the price of the offsetting purchase exceeds the price of the initial sale, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

The Fund is required to maintain margin deposits with brokerage firms through which it enters into futures contracts. Margin balances will be adjusted at least weekly to reflect unrealized gains and losses on open contracts. In addition, the Fund will pay a commission on each contract, including offsetting transactions.

Futures contracts are traded only on commodity exchanges--known as "contract markets"--approved for such trading by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. The CFTC regulates trading activity on the exchanges pursuant to the Commodity Exchange Act. The principal exchanges are the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. The staff of the CFTC has indicated that an entity such as the Fund would not be a "pool" if it traded commodity futures contracts solely for hedging purposes and not for speculation. Furthermore, the Fund is restricted to no more than 5% of its net assets being committed to margin on futures contracts and premiums for options on futures contracts, and therefore will not operate as a "pool" as that term is defined by the CFTC.

The Fund may use futures solely to hedge against anticipated interest rate, market or currency movements and not for speculation. The Fund presently could accomplish similar results to that which they hope to achieve through the use of futures contracts by purchasing or selling securities or currencies.

DESCRIPTION OF OPTIONS ON FUTURES CONTRACTS. The Fund may purchase put and call options on futures contracts as a hedge against interest rate, market or currency movements, and will enter into closing transactions with respect to such options to terminate existing positions. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration dates of the option. A call option gives the purchaser of such option the right to buy, and obliges its writer to sell, a specified underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. A purchaser of a put option has the right to sell, and the writer has the obligation to buy, such contract at the exercise price during the option period.

RISKS OF FUTURES CONTRACTS. One risk in employing futures contracts to protect against cash market price volatility is the prospect that futures prices will correlate imperfectly with the behavior of cash prices. The ordinary spreads between prices in the cash and futures markets, due to differences in the natures of those markets, are subject to distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of market trends by the Adviser may still not result in a successful transaction.

Successful use of futures contracts by the Fund for hedging purposes is also subject to the Adviser's ability to correctly predict movements in the direction of the market. It is possible that, when the Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance, and the value of the underlying instruments held in the Fund's portfolio might decline. If this were to occur, the Fund would lose money on the futures and also would experience a decline in value in its underlying instruments. It is also possible that, if the Fund were to hedge against the possibility of a decline in the market and prices instead increased, the Fund would lose part or all of the benefit of increased value of those underlying instruments that it had hedged because it would have offsetting losses in its futures positions. In addition, in such situations, if the Fund had insufficient cash, it might have to sell underlying instruments to meet daily mark-to-market and variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The Fund might have to sell underlying instruments at a time when it would be disadvantageous to do so.

Another risk is that the Adviser would be incorrect in its expectation as to the extent of various interest rate or market movements or the time span within which the movements take place and other economic factors. For example, closing out an interest rate futures contract purchase at a loss because of higher interest rates will generally have one or two consequences depending on whether, at the time of closing out, the "yield curve" is normal (long-term rates exceeding short-term). If the yield curve is normal, it is possible that the Fund will still be engaged in a program of buying long-term securities. Thus, closing out the futures contract purchase at a loss will reduce the benefit of the reduced price of the securities purchased. If the yield curve is inverted, it is possible that the Fund will retain its investments in short-term securities earmarked for purchase of longer term securities. Thus, closing out of a loss will reduce the benefit of the incremental income that the Fund will experience by virtue of the high short-term rates. Although futures contracts are traded only on commodity exchanges, there can be no assurance that a liquid secondary market will exist for any particular future, and theoretically losses from investing in futures transactions are potentially unlimited.

RISKS OF OPTIONS ON FUTURES CONTRACTS. The use of options on futures contracts also involves additional risk. Compared to the purchase or sale of futures contracts, the purchase of options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

The effective use of options strategies is dependent, among other things, upon the Fund's ability to terminate options positions at a time when the Adviser deems it desirable to do so. Although the Fund will enter into an option position only if the Adviser believes that a liquid secondary market exists for such option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The Fund's transactions involving options on futures contracts will be conducted only on recognized exchanges.

Although the Fund will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of underlying securities or currencies.

Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspension or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi) discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

ILLIQUID SECURITIES
-----------------------------------------------------
The Fund may invest up to 15% of its net assets in all forms of "illiquid securities." An investment is generally deemed to be "illiquid" if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which such securities are valued by the Fund. Restricted securities are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933 (the "1933 Act"). Such securities generally have been considered illiquid by the staff of the Securities and Exchange Commission (the "SEC"), since such securities may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. However, the SEC has recently acknowledged that a market exists for certain restricted securities (for example, securities qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act). Additionally, a similar market exists for commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act. As a fundamental policy, the Fund may invest without limitation in these forms of restricted securities if such securities are determined by the Adviser to be liquid in accordance with standards established by the Fund's Board of Directors.

Under these standards, the Adviser must consider (a) the frequency of trades and quotes for the security, (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (c) dealer undertakings to make a market in the security, and (d) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

At the present time, it is not possible to predict with accuracy how the markets for certain restricted securities will develop. Investing in restricted securities could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

SIT MONEY MARKET FUND
-----------------------------------------------------
The Fund may invest up to 25% of its total net assets in shares of money market funds advised by the Adviser, which includes the Money Market Fund, subject to the conditions contained in an exemptive order (the "Exemptive Order") issued to the Fund and the Adviser by the Securities and Exchange Commission. Such investments may be made in lieu of direct investments in short term money market instruments if the Adviser believes that they are in the best interest of the Fund. The Exemptive Order requires the Adviser and its affiliates, in their capacities as service providers for the Money

Market Fund, to remit to the Fund, or waive, an amount equal to all fees otherwise due to them under their advisory and other agreements with the Money Market Fund to the extent such fees are based upon the Fund's assets invested in shares of the Money Market Fund. This requirement is intended to prevent shareholders of the Fund from being subjected to double management and other asset-based fees as a result of the Fund's investments in the Money Market Fund.


SPECIAL RISKS FOR INTERNATIONAL INVESTING
--------------------------------------------------------------------------------
The Fund may invest up to 20% of its net assets in securities of issuers domiciled outside the United States. The foreign securities the Fund may purchase are subject to risks not typically associated with domestic investing.

CORPORATE DISCLOSURE STANDARDS AND GOVERNMENT
REGULATION
-----------------------------------------------------
Non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies. Thus, there may be less available information concerning non-U.S. issuers of securities held by the Fund than is available concerning U.S. companies.

MARKET CHARACTERISTICS
-----------------------------------------------------
Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. In addition, securities of companies traded in many countries outside the U.S., particularly those of emerging countries, may be subject to further risks due to the inexperience of financial intermediaries, the possibility of permanent or temporary termination of trading and greater spreads between bid and ask prices for securities in such markets. Non-U.S. stock exchanges and brokers are subject to less governmental supervision and regulation than in the U.S. and non-U.S. stock exchange transactions are usually subject to fixed commissions, which are generally higher than negotiated commissions on U.S. transactions. In addition, non-U.S. stock exchange transactions may be subject to difficulties associated with the settlement of such transactions. Such settlement difficulties may result in delays in reinvestment. The Adviser will consider such difficulties when determining the allocation of the Fund's assets, although the Fund does not believe that such difficulties will materially adversely affect its portfolio trading activities.

CURRENCY FLUCTUATIONS
-----------------------------------------------------
The value of the Fund's portfolio securities computed in U.S. dollars will vary with increases and decreases in the exchange rate between the currencies in which the Fund has invested and the U.S. dollar. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and net investment income, and capital gains, if any, to be distributed in U.S. dollars to shareholders by the Funds.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the price of oil, the pace of activity in the industrial countries, including the United States and other economic and financial conditions affecting the world economy.

The Fund endeavors to buy and sell foreign currencies on favorable terms. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds from the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from repatriating invested capital and dividends, withhold portions of interest and dividends at the source, or impose other taxes, with respect to the Fund's investments in securities of issuers of that country. There also is the possibility of expropriation, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could adversely affect investments in securities of issuers in those nations.

The Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, exchange control regulations and indigenous economic and political developments.

While transactions in forward currency contracts, options, futures contracts and options on futures contracts (i.e., "hedging positions") may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of hedging positions, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any hedging positions. In the event of an imperfect correlation between a hedging position and portfolio position that is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of financial loss.

It is not possible to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

FOREIGN TAXATION
-----------------------------------------------------
The Fund's interest and dividend income from foreign issuers may be subject to non-U.S. withholding taxes. The Fund also may be subject to taxes on trading profits in some countries. In addition, many of the countries in the Pacific Basin have a transfer or stamp duties tax on certain securities transactions. The imposition of these taxes will increase the cost to the Fund of investing in any country imposing such taxes. For United States tax purposes, United States shareholders may be entitled to a credit or deduction to the extent of any foreign income taxes paid by the Fund. For additional tax information, please see section entitled, "Taxes" on page 23.

INVESTMENT AND REPATRIATION RESTRICTIONS
-----------------------------------------------------
Countries in which the Fund may invest may restrict, to varying degrees, foreign investments in their securities markets. Governmental and private restrictions take a variety of forms, including (i) limitations on the amount of funds that may be invested into or repatriated from the country (including limitations on repatriation of investment income and capital gains), (ii) prohibitions or substantial restrictions on foreign investment in certain industries or market sectors, such as defense, energy and transportation, (iii) restrictions (whether contained in the charter of an individual company or mandated by the government) on the percentage of securities of a single issuer which may be owned by a foreign investor, (iv) limitations on the types of securities which a foreign investor may purchase and (v) restrictions on a foreign investor's right to invest in companies whose securities are not publicly traded. In some circumstances, these restrictions may limit or preclude investment in certain countries and the Fund intends to invest only through the purchase of shares of investment funds organized under the laws of such countries.

The return on the Fund's investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies. The Fund's investment in an investment company may require the payment of a premium above the net asset value of the investment company's shares, and the market price of the investment company thereafter may decline without any change in the value of the investment company's assets. The Funds, however, will not invest in any investment company or trust unless it is believed that the potential benefits of such investment are sufficient to warrant the payment of any such premium.

RATINGS OF DEBT SECURITIES
--------------------------------------------------------------------------------

Investment grade debt securities are rated AAA, AA, A or BBB by Standard & Poor's ("S& P") or Fitch Ratings ("Fitch"); or Aaa, Aa, A or Baa by Moody's Investors Services ("Moody's"). Securities rated Baa or BBB are medium grade, involve some speculative elements and are the lowest investment grade available. These securities generally have less certain protection of principal and interest payments than higher rated securities. Presently the Adviser intends to invest only in debt securities rated at investment grade at the time of purchase, or if not rated, deemed by the Adviser to be of comparable quality. See Appendix A for further information about ratings.

SECURITIES LENDING
--------------------------------------------------------------------------------

The Fund may lend portfolio securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Such loans may not exceed 33-1/3% of the value of the Fund's total assets. The lending of portfolio securities may increase the average annual return to shareholders. Lending of portfolio securities also involves certain risks to the Fund. As with other extensions of credit, there are risks of delay in recovery of loaned securities, or even loss of rights in collateral pledged by the borrower, should the borrower fail financially. However, the Fund will only enter into loan agreements with broker-dealers, banks, and other institutions that the Adviser has determined are creditworthy. The Fund may also experience a loss if, upon the failure of a borrower to return loaned securities, the collateral is not sufficient in value or liquidity to cover the value of such loaned securities (including accrued interest thereon). However, the borrower will be required to pledge collateral that the custodian for the Fund's portfolio securities will take into possession before any securities are loaned. Additionally, the borrower may pledge only cash, securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, certificates of deposit or other high-grade, short-term obligations or interest-bearing cash equivalents as collateral. There will be a daily procedure to ensure that the pledged collateral is equal in value to at least 100% of the value of the securities loaned. Under such procedure, the value of the collateral pledged by the borrower as of any particular business day will be determined on the next succeeding business day. If such value is less than 100% of the value of the securities loaned, the borrower will be required to pledge additional collateral. The risks of borrower default (and the resultant risk of loss to the Fund) also are reduced by lending only securities for which a ready market exists. This will reduce the risk that the borrower will not be able to return such securities due to its inability to cover its obligation by purchasing such securities on the open market.

To the extent that collateral is comprised of cash, the Fund will be able to invest such collateral only in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities and in certificates of deposit or other high-grade, short-term obligations or interest-bearing cash equivalents. If the Fund invests cash collateral in such securities, the Fund could experience a loss if the value of such securities declines below the value of the cash collateral pledged to secure the loaned securities. The amount of such loss would be the difference between the value of the collateral pledged by the borrower and the value of the securities in which the pledged collateral was invested.

Although there can be no assurance that the risks described above will not adversely affect the Fund, the Adviser believes that the potential benefits that may accrue to the Fund as a consequence of securities lending will outweigh any such increase in risk.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

To attain the investment goals of the Fund, the Adviser will usually hold securities for the long-term. However, if weak or declining market values for stocks are anticipated, the Adviser may convert any portion of these Fund assets to cash or short-term securities as a temporary, defensive position.

Generally, the Fund will not trade in securities for short-term profits, but if circumstances warrant, securities may be sold without regard to length of time held. Debt securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold.

Increased turnover results in increased brokerage costs and may result in higher transaction costs for the Fund and may affect the taxes shareholders pay. If a security that has been held for less than the holding period set by law is sold, any resulting gains will be taxed in the same manner as ordinary income as opposed to long-term capital gain. The Fund's turnover rate may vary from year to year. For additional information, refer to the "Brokerage" and "Taxes" sections below. The portfolio turnover rates for the Fund are contained in the Financial Highlights tables in the prospectus.

ADDITIONAL INFORMATION ABOUT SELLING SHARES
--------------------------------------------------------------------------------

SUSPENSION OF SELLING ABILITY
-----------------------------------------------------
The Fund may suspend selling privileges or postpone the date of payment:
- During any period that the NYSE is closed other than customary weekend or holiday closings, or when trading is restricted, as determined by the Securities and Exchange Commission ("SEC");
- During any period when an emergency exists, as determined by the SEC, as a result of which it is not reasonably practical for the Fund to dispose of securities owned by it or to fairly determine the value of its assets;
-    For such other periods as the SEC may permit.

TELEPHONE TRANSACTIONS
-----------------------------------------------------
Once you place a telephone transaction request to Sit Mutual Funds, it cannot be canceled or modified. The Fund uses reasonable procedures to confirm that telephone instructions are genuine, including requiring that payments be made only to the shareholder's address of record or the bank account designated on the application and requiring certain means of telephone identification. If the Fund fails to employ such procedures, it may be liable for any losses suffered by Fund shareholders as a result of unauthorized or fraudulent instructions. During times of chaotic economic or market circumstances, a shareholder may have difficulty reaching the Fund by telephone. Consequently, a redemption or exchange by telephone may be difficult to implement at those times.

REDEMPTION-IN-KIND
-----------------------------------------------------
If the Adviser determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the Fund's shares, consistent with Rule 18(f)(1) of the Investment Company Act of 1940. Shareholders receiving securities or other financial assets on redemption may realize a gain or loss for tax purposes and will incur any costs of sale, as well as the associated inconveniences.


COMPUTATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

Net asset value is determined as of the close of the New York Stock Exchange on each day that the exchange is open for business. The customary national business holidays observed by the New York Stock Exchange and on which the Fund is closed are: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, July Fourth, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share will not be determined on these national holidays. The net asset value is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities, by the number of shares outstanding. The net asset value per share of the Fund will fluctuate.

Securities which are traded on an exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price of the day. Lacking a last sale price, a security is generally valued at its last bid price. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, or when restricted securities are being valued, such securities are valued at fair value using methods selected in good faith by the Boards of Directors.

Debt securities may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Such a pricing service may utilize matrix pricing and valuation models to derive vaules for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities may be valued at fair value using methods selected in good faith by the Boards of Directors. Short-term investments in debt securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. The amortized cost method of valuation will be used only if the Boards of Directors, in good faith, determine that the fair value of the securities shall be their amortized cost value, unless the particular circumstances dictate otherwise.

Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and ask prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If neither of these alternatives is available or both are deemed not to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Boards of Directors in good faith will establish a conversion rate for such currency.

Foreign securities trading may not take place on all days on which the New York Stock Exchange is open. Further, trading takes place in various foreign markets on days on which the Exchange is not open and therefore the Fund's net asset value is not calculated. The calculation of the Fund's net asset value therefore may not take place contemporaneously with the determination of the prices of the foreign securities held by the Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange will not be reflected in the Fund's net asset value unless management, under the supervision of the Board of Directors, determines that the particular event would materially affect the net asset value. As a result, the Fund's net asset value may be significantly affected by such trading on days when the Fund is not open for shareholder purchases and redemptions.

The net asset value and public offering price per share for the Fund will be calculated as follows:

               (net assets/shares outstanding) = net asset value
               (NAV) per share = public offering price per share.

CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------

Advertisements and other sales literature for the Fund may refer to cumulative total return and average annual total return. All such figures are based on historical performance data and are not intended to be indicative of future performance. The investment return on and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund may compare performance with that of other mutual funds, indices and other competing investment and deposit products. The composition of these indices or products differs from that of the Fund. The comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance. The Fund may also be mentioned in newspapers, magazines, or other media from time to time. The Fund assume no responsibility for the accuracy of such data.

CUMULATIVE TOTAL RETURN. Total return means cumulative total return and is calculated by finding the cumulative compounded rate of return over the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:


            (  ERV - P  )
     CTR =  ( --------- )  x  100
            (     P     )

     CTR =   cumulative total return
     ERV =   ending redeemable value at the end of the period of a hypothetical
             $1,000 payment made at the beginning of such period
     P   =   initial payment of $1,000

This calculation assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

AVERAGE ANNUAL TOTAL RETURN. Average annual total return is computed by finding the average annual compounded rates of return over the periods indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

           n
     P(1+T)   =    ERV
            P =    a hypothetical initial payment of $1,000;
            T =    average annual total return;
            n =    number of years; and
          ERV =    ending redeemable value at the end of the period of a
                   hypothetical $1,000 payment made at the beginning of such period.

This calculation assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

MANAGEMENT
--------------------------------------------------------------------------------

The Sit Mutual Funds are a family of 14 no-load mutual funds. This is the Statement of Additional Information for the Sit Dividend Income Fund. The other seven equity funds and the six Bond Funds within the Sit Mutual Fund family are described in separate Statements of Additional Information.

The corporate issuer of the Fund has corporate officers and a Board of Directors. Pursuant to Minnesota law, the Board of Directors is responsible for the management of the Fund and the establishment of the Fund's policies. The officers of the Fund manage the day-to-day operation of the Fund.

The Board of Directors has established an Audit Committee in October 2002, and the Audit Committee held a meeting in February, 2003. The Audit Committee is composed entirely of directors who are not interested persons of the Fund (except in their capacities as directors) as defined in section 2(a)(19) of the Investment Company Act of 1940. A member of an Audit Committee may not accept any consulting, advisory, or other compensatory fee from the Fund other than in his or her capacity as a member of the Audit Committee, the board of directors, or any other board committee. The function of the Audit Committees is oversight. The primary responsibilities of the Audit Committee are to oversee the Fund's accounting and financial reporting policies and practices; its internal controls over financial reporting, and the internal controls of the Fund's accounting, transfer agency and custody service providers; to oversee the Fund's financial reporting and the independent audit of the Fund's financial statements; and to oversee, or, as appropriate, assist the full Boards' oversight of, the Fund's compliance with legal and regulatory requirements that relate to the Fund's accounting and financial reporting, internal control over financial reporting and independent audits; to act as a liaison between the Fund's independent auditors and the full Boards of Directors. The members of the Audit Committee include: John E. Hulse, Sidney L. Jones, and Donald W. Phillips.

Information pertaining to the directors and officers of the Fund is set forth below. Except as noted, the business address of each officer and director is the same as that of the Adviser - 4600 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota, 55402.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                                                                   FUNDS IN            OTHER
NAME,                       POSITION        TERM OF OFFICE(1)                                    FUND COMPLEX      DIRECTORSHIPS
ADDRESS AND                 HELD WITH       AND LENGTH OF       PRINCIPAL OCCUPATIONS               OVERSEEN          HELD BY
AGE                         THE FUND        TIME SERVED         DURING PAST FIVE YEARS            BY DIRECTOR       DIRECTOR(4)
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS:
----------------------------------------------------------------------------------------------------------------------------------
Eugene C. Sit (2)           Director and    Director since      Chairman, CEO and CIO of              14              None.
Age: 65                     Chairman        inception.          Sit Investment Associates,
                                                                Inc. (the "Adviser") and
                                                                Sit/Kim International
                                                                Investment Associates, Inc.
                                                                ("Sit/Kim"); Director of SIA
                                                                Securities Corp. (the
                                                                "Distributor"), and Chairman
                                                                and CEO of Sit Investment
                                                                Fixed Income Advisors, Inc.
                                                                ("SF").
----------------------------------------------------------------------------------------------------------------------------------
William E. Frenzel (2)      Director        Director since      Guest Scholar at The Brookings        14              None.
Age: 75                                     inception.          Institution and member of
                                                                several government policy
                                                                committees, foundations and
                                                                organizations; Advisory
                                                                Director of the Adviser;
                                                                Director of Sit/Kim and SF.
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:
----------------------------------------------------------------------------------------------------------------------------------
John E. Hulse               Director        Director since      Trustee, Pacific Gas &                14              None.
Age: 70                                     inception.          Electric Nuclear
                                                                Decommissioning Master Trust.
----------------------------------------------------------------------------------------------------------------------------------
Sidney L. Jones             Director        Director since      Lecturer, Washington Campus           14              None.
Age: 70                                     inception.          Consortium of 17 Universities;
                                                                Senior Advisor to Lawrence
                                                                and Co., Toronto, Canada
                                                                (investment management).
----------------------------------------------------------------------------------------------------------------------------------
Bruce C. Lueck              Director        Director since      President and Chief Investment        14              None.
Age: 62                                     inception.          Officer Okabena Investment
                                                                Services, Inc. from 1985 to
                                                                2003; Board member Okabena
                                                                Company from 1985 to 2003;
                                                                Board member, Zephyr
                                                                Management, L.P. from 1995 to
                                                                present.
----------------------------------------------------------------------------------------------------------------------------------
Donald W. Phillips          Director        Director since      CEO and CIO of WestLB Asset           14              None.
Age: 55                                     inception.          Management (USA) LLC, 4/00
                                                                to present; President of
                                                                Forstmann-Leff International,
                                                                Inc. (an investment adviser)
                                                                from 1997 to 4/00.
----------------------------------------------------------------------------------------------------------------------------------
Melvin C. Bahle             Director        Director Emeritus   Director and/or officer of            14              None.
Age: 85                     Emeritus        since inception.    several foundations and
                                                                charitable organizations.
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------


NAME,                       POSITION        TERM OF OFFICE(1)
ADDRESS AND                 HELD WITH       AND LENGTH OF       PRINCIPAL OCCUPATIONS
AGE                         THE FUND        TIME SERVED         DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------
OFFICERS:
----------------------------------------------------------------------------------------------------------
Peter L. Mitchelson         Vice            Re-Elected by the   Director and President of the Adviser;
Age: 62                     Chairman        Boards annually;    Director and Executive Vice President
                                            Officer since       of Sit/Kim; Director of the Distributor;
                                            inception.          and Vice Chairman of SF.  Director of
                                                                the Sit Funds through 4/30/02.
----------------------------------------------------------------------------------------------------------
Roger J. Sit (3)            Executive       Re-Elected by the   Executive Vice President - Research and
Age: 41                     Vice            Boards annually;    Investment Management of the Adviser;
                            President       Officer since       Director, President, COO, and Deputy CIO
                                            inception.          of Sit/Kim. Vice President and Senior
                                                                Equity Research Analyst, Goldman Sachs &
                                                                Company until 1/98.
----------------------------------------------------------------------------------------------------------
Erik S. Anderson            Vice            Re-Elected by the   Vice President - Research and Investment
Age: 60                     President -     Boards annually;    Management of the Adviser.
                            Investments     Officer since
                                            inception.
----------------------------------------------------------------------------------------------------------
Ronald D. Sit (3)           Vice            Re-Elected by the   Vice President - Research and Investment
Age: 44                     President -     Boards annually;    Management of the Adviser.
                            Investments     Officer since
                                            inception.
----------------------------------------------------------------------------------------------------------
Robert W.  Sit (3)          Vice            Re-Elected by the   Vice President - Research and Investment
Age: 34                     President -     Boards annually;    Management of the Adviser.
                            Investments     Officer since
                                            inception.
----------------------------------------------------------------------------------------------------------
G. Todd Berkley             Chief           Re-Elected by the   COO of the Funds; Sr. Vice President,
Age: 42                     Operating       Boards annually;    US Bancorp 12/00 to 2/01; Vice President,
                            Officer         Officer since       US Bank 5/95 to 12/99.
                                            inception.
----------------------------------------------------------------------------------------------------------
Michael P. Eckert           Vice            Re-Elected by the   Mutual Fund Institutional Client Group of
Age: 48                     President -     Boards annually;    Adviser
                            Institutional   Officer since
                            Client Group    inception.
----------------------------------------------------------------------------------------------------------
Paul E. Rasmussen           Vice            Re-Elected by the   Vice President, Secretary, Controller and
Age: 42                     President and   Boards annually;    Chief Compliance Officer of the Adviser;
                            Treasurer       Officer since       Vice President, Secretary, and Chief
                                            inception.          Compliance Officer of Sit/Kim and SF;
                                                                President & Treasurer of the Distributor.
----------------------------------------------------------------------------------------------------------
Michael J. Radmer           Secretary       Re-Elected by the   Partner of the Fund's general counsel,
50 S. 6th Street                            Boards annually;    Dorsey & Whitney, LLP
Minneapolis, MN 55401                       Officer since
Age: 58                                     inception.
----------------------------------------------------------------------------------------------------------
Carla J. Rose               Vice            Re-Elected by the   Vice President, Administration & Deputy
Age: 37                     President,      Boards annually;    Controller of the Adviser; Vice President,
                            Assistant       Officer since       Administration and Controller of Sit/Kim;
                            Secretary &     inception.          Controller and Treasurer of SF.
                            Assistant
                            Treasurer
----------------------------------------------------------------------------------------------------------
Kelly K. Boston             Assistant       Re-Elected by the   Staff Attorney of the Adviser.
Age: 35                     Secretary &     Boards annually;
                            Assistant       Officer since
                            Treasurer       inception.
----------------------------------------------------------------------------------------------------------

     1) Directors serve until their death, resignation, removal or the next shareholder meeting at which election of directors is an agenda item and a successor is duly elected and qualified.
     2) Directors who are deemed to be "interested persons" of the Fund as that term is defined by the Investment Company Act of 1940. Mr. Eugene
          C. Sit is considered an "interested person" because he is an officer and shareholder of Sit Investment Associates, Inc., the Fund's investment adviser. Mr. Frenzel is deemed to be an interested person because he is a director and shareholder of the Fund's investment adviser.
     3)   Roger Sit, Ronald Sit and Robert Sit are sons of Eugene C. Sit.
     4) Includes only directorships of companies required to report under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.

FUND SHARES OWNED BY DIRECTORS
--------------------------------------------------------------------------------

The table below indicates the dollar range of each Board member's ownership of Fund shares and shares of other funds in the Sit Family of Funds for which he is a Board member, in each case as of December 31, 2002. Since the Fund's inception was December 31, 2003, there are no amounts to report for the Fund.

     ------------------------------------------------------------------------
                                               AGGREGATE DOLLAR RANGE OF
                            DIVIDEND GROWTH    EQUITY SECURITIES IN THE
     NAME OF DIRECTOR             FUND           14 SIT MUTUAL FUNDS(2)
     ------------------------------------------------------------------------
     Eugene C. Sit(1)                                    Over
                                  None                 $100,000
     ------------------------------------------------------------------------
                                                         Over
     William E. Frenzel(1)        None                 $100,000
     ------------------------------------------------------------------------
                                                         Over
     John E. Hulse                None                 $100,000
     ------------------------------------------------------------------------
                                                         Over
     Sidney L. Jones              None                 $100,000
     ------------------------------------------------------------------------
                                                         Over
     Bruce C. Lueck               None                 $100,000
     ------------------------------------------------------------------------
                                                         Over
     Donald W. Phillips           None                 $100,000
     ------------------------------------------------------------------------
          1) Directors who are deemed to be "interested persons" of the Fund as that term is defined by the Investment Company Act of 1940.
          2) The Sit Mutual Funds consist of 14 no-load mutual funds; the Dividend Growth Fund described in this Statement of Additional Information, seven stock funds and six bond funds described in separate Prospectuses and Statements of Additional Information.

The table below indicates the amount of securities owned beneficially, or of record, by each independent Director, and their immediate family members, in (i) an investment advisor or principal underwriter of the Fund and (ii) a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund. Information provided is as of December 31, 2002.

     ----------------------------------------------------------------------------------------------------------------------------
                               NAME OF OWNERS AND                                          TITLE        VALUE OF     PERCENT OF
     NAME OF DIRECTOR      RELATIONSHIPS TO DIRECTOR             COMPANY                  OF CLASS     SECURITIES      CLASS
     ----------------------------------------------------------------------------------------------------------------------------
     John E. Hulse                  ---                            ---                       ---           ---          ---
     ----------------------------------------------------------------------------------------------------------------------------
     Sidney L. Jones                ---                            ---                       ---           ---          ---
     ----------------------------------------------------------------------------------------------------------------------------
     Bruce C. Lueck                 ---                            ---                       ---           ---          ---
     ----------------------------------------------------------------------------------------------------------------------------
     Donald W. Phillips    Donald W. Phillips           Sit Capital Fund, L.P. (1)         L.P.(2)      $192,106        0.7%
     ----------------------------------------------------------------------------------------------------------------------------
                           Phillips Financial, L.P.     Sit Capital Fund II, L.P. (1)      L.P.(2)      $572,442        4.1%
     ----------------------------------------------------------------------------------------------------------------------------

          1) Sit Investment Associates, Inc. is the general partner and a limited partner.
          2)   Limited partnership interest.

COMPENSATION
-----------------------------------------------------
Through December 31, 2002, the Sit Funds as a group (a total of 14 funds) paid each independent Director an annual total fee of $25,000, $2,500 for each meeting attended, and provided reimbursement for travel and other expenses. Each Director that is a member of the Fund's Audit Committee is paid $1,000 for each Audit committee meeting attended. Audit Committee meetings are held at least two times a year, following the February and October Board meetings. Mr. Hulse is the Chair of the Audit committee and Mr. Jones and Mr. Phillips are committee members. The following table sets forth the aggregate compensation received by each Director from the Fund (which is none since the Fund's inception was on December 31, 2003) and from all fourteen of the Sit Mutual Funds for the fiscal year ended June 30, 2003. Mr. Bruce C. Lueck was elected as a director of the Sit Mutual Funds effective January 1, 2004, and therefore there is no compensation to report in the following table. Pursuant to The Fund's investment management agreement with the Adviser, the Adviser is obligated to pay the Fund's expenses, including fees paid to the Directors. (See discussion under "Investment Adviser" below.) Directors who are officers of the Adviser or any of its affiliates did not receive any such compensation and are not included in the table. Since the Fund's inception was December 31, 2003, there are no amounts to report for the Fund.

       --------------------------------------------------------------------------------------------------
                                                     PENSION OR                               TOTAL
                                AGGREGATE        RETIREMENT BENEFITS       ESTIMATED       COMPENSATION
                               COMPENSATION       ACCRUED AS PART       ANNUAL BENEFITS       FROM
       NAME OF DIRECTOR        FROM THE FUND      OF FUND EXPENSES      UPON RETIREMENT    FUND COMPLEX
       --------------------------------------------------------------------------------------------------
       John E. Hulse                None                None                  None           $36,000
       --------------------------------------------------------------------------------------------------
       Sidney L. Jones              None                None                  None            36,000
       --------------------------------------------------------------------------------------------------
       Bruce C. Lueck               None                None                  None             None
       --------------------------------------------------------------------------------------------------
       Donald W. Phillips           None                None                  None            36,000
       --------------------------------------------------------------------------------------------------
       William E. Frenzel           None                None                  None            35,000
       --------------------------------------------------------------------------------------------------



CODE OF ETHICS
-----------------------------------------------------
The Fund, the Adviser and the Fund's principal underwriter have adopted a code of ethics under rule 17j-1 of the Investment Company Act which permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the Fund.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

The Adviser has served as the investment adviser for the Fund since the inception of the Fund.

INVESTMENT MANAGEMENT AGREEMENT
-----------------------------------------------------
The Fund's Investment Management Agreement provides that the Adviser will manage the investment of the Fund's assets, subject to the applicable provisions of the Fund's articles of incorporation, bylaws and current registration statement (including, but not limited to, the investment objective, policies and restrictions delineated in the Fund's current prospectus and Statement of Additional Information), as interpreted from time to time by the Fund's Board of Directors. Under the Agreement, the Adviser has the sole and exclusive responsibility for the management of the Fund's investment portfolio and for making and executing all investment decisions for the Fund. The Adviser is obligated under the Agreement to report to the Fund's Board of Directors regularly at such times and in such detail as the Board may from time to time determine appropriate, in order to permit the Board to determine the adherence of the Adviser to the Fund's investment policies. The Agreement also provides that the Adviser shall not be liable for any loss suffered by the Fund in connection with the matters to which the Agreement relates, except losses resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties or by reason of its reckless disregard of its obligations and duties under the Agreement.

The Agreement provides that the Adviser shall, at its own expense, furnish all office facilities, equipment and personnel necessary to discharge its responsibilities and duties under the Agreement and that the Adviser will arrange, if requested by the Fund, for officers or employees of the Adviser to serve without compensation from the Fund as directors, officers or employees of the Fund if duly elected to such positions by the shareholders or directors of the Fund.

The Agreement provides that the Adviser will bear all of the Fund's expenses, except for extraordinary expenses (as designated by a majority of the Fund's disinterested directors), interest, brokerage commissions and other transaction charges relating to the investing activities of the Fund.

The Agreement provides that it will continue in effect from year to year only as long as such continuance is specifically approved at least annually by the applicable Fund's Board of Directors or shareholders and by a majority of the Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Adviser or the Fund. The Agreement is terminable upon 60 days' written notice by the Adviser or the Fund and will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

COMPENSATION AND ALLOCATION OF EXPENSES
-----------------------------------------------------
Under the Fund's Investment Management Agreement, the Fund is obligated to pay the Adviser flat monthly fee, which is equal an annual rate of 1.00% of the average daily net assets of the Fund.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT. At a meeting held October 20, 2003, the Fund's Board of Directors, including a majority of the members of the Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Adviser or the Fund, approved for a one year period the Fund's Investment Management Agreement. In approving the Agreement, the Directors evaluated the terms of the Agreement and reviewed various factors such as the advisory fees to be charged the Fund, the Fund's expenses in absolute and comparable terms including theAdviser's obligation to pay all of the Fund's expenses except interest, brokerage commissions and transaction charges and certain extraordinary expenses, the services to be provided to the Fund, the projected profitability of the Adviser in managing the Fund, the quality of investment advice received from the Adviser with respect to the other funds within the Sit Mutual Funds managed by the Adviser, the extent to which "soft dollar" benefits such as research services received by the Adviser as a result of brokerage to be generated by the Fund will benefit the Fund, and other matters. After consideration of these matters, the Directors determined that the Agreement will be fair to the Fund and its shareholders and should be approved.

DISTRIBUTOR
--------------------------------------------------------------------------------

Sit Mutual Funds, Inc. on behalf of the Fund has entered into an Underwriting and Distribution Agreement with SIA Securities Corp. ("Securities"), an affiliate of the Adviser, pursuant to which Securities acts as the Fund's principal underwriter. Securities markets the Fund's shares only to certain institutional investors and all other sales of the Fund's shares are made by the Fund. The Adviser will pay all expenses of Securities in connection with such services and Securities is otherwise not entitled to any other compensation under the Underwriting and Distribution Agreement. The Fund will incur no additional fees in connection with the Underwriting and Distribution Agreement.

Pursuant to the Underwriting and Distribution Agreement, Securities has agreed to act as the principal underwriter for the Fund in the sale and distribution to the public of shares of the Fund, either through dealers or otherwise. Securities has agreed to offer such shares for sale at all times when such shares are available for sale and may lawfully be offered for sale and sold. The Underwriting and Distribution Agreement is renewable from year to year if the Fund's directors approve such agreement. The Fund or Securities can terminate the Underwriting and Distribution Agreement at any time without penalty on 60 days' notice written notice to the other party. The Underwriting and Distribution Agreement terminates automatically upon its assignment. In the Underwriting and Distribution Agreement, Securities agrees to indemnify the Fund against all costs of litigation and other legal proceedings and against any liability incurred by or imposed on the Fund in any way arising out of or in connection with the sale or distribution of the Fund's shares, except to the extent that such liability is the result of information which was obtainable by Securities only from persons affiliated with the Fund but not Securities.

Securities or the Adviser may enter into agreements with various brokerage or other firms pursuant to which such firms provide certain administrative services with respect to customers who are beneficial owners of shares of the Fund. The Adviser or Securities may compensate such firms for the services provided, which compensation is based on the aggregate assets of customers that are invested in the Fund.

BROKERAGE
--------------------------------------------------------------------------------

Transactions on a stock exchange in equity securities will be executed primarily through brokers that will receive a commission paid by the Fund. Fixed income securities, as well as equity securities traded in the over-the-counter market, are generally traded on a "net" basis with dealers acting as principals for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten fixed income and equity offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's selling concession or discount. Certain of these securities may also be purchased directly from the issuer, in which case neither commissions nor discounts are paid.

The Adviser selects and, where applicable, negotiates commissions with the broker-dealers who execute the transactions for the Fund. The primary criterion for the selection of a broker-dealer is the ability of the broker-dealer, in the opinion of the Adviser, to secure prompt execution of the transactions on favorable terms, including the best price of the security, the reasonableness of the commission and considering the state of the market at the time. When consistent with these objectives, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities, or purchasers or sellers of securities. Such services also may include an account trading and order management system and analyses and reports concerning investment issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of certain accounts. Some services may require the use of hardware provided by the information provider. This allows the Adviser to supplement its own investment research activities and enables the Adviser to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Fund. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of valuation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions. The Adviser believes that most research services they receive generally benefit several or all of the investment companies and private accounts which they manage, as opposed to solely benefiting one specific managed fund or account. Normally, research services obtained through managed funds or accounts investing in common stocks would primarily benefit the managed funds or accounts which invest in common stock; similarly, services obtained from transactions in fixed income securities would normally be of greater benefit to the managed funds or accounts which invest in debt securities.

The Adviser maintains an informal list of broker-dealers, which is used from time to time as a general guide in the placement of Fund business, in order to encourage certain broker-dealers to provide the Adviser with research services which the Adviser anticipates will be useful to them in managing the Fund. Because the list is merely a general guide, which is to be used only after the primary criterion for the selection of broker-dealers (discussed above) has been met, substantial deviations from the list are permissible and may be expected to occur. The Adviser will authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to the accounts as to which it exercises investment discretion. Generally, the Fund pays commissions higher than the lowest commission rates available. Some investment companies enter into arrangements under which a broker-dealer agrees to pay the cost of certain products or services (not including research services) in exchange for fund brokerage ("brokerage/services arrangements"). Under a typical brokerage/service arrangement, a broker agrees to pay the Fund's custodian fees or transfer agent fees and, in exchange, the fund agrees to direct a minimum amount of brokerage to the broker. The Adviser does not intend to enter into such brokerage/service arrangements on behalf of the Fund.

Most domestic (U.S.) securities trades will be executed through U.S. brokerage firms and commercial banks. Most foreign equity securities will be obtained in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), or securities convertible into foreign equity securities. ADRs or EDRs may be listed on stock exchanges, or traded in the over-the-counter markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which International Growth Fund and Developing Markets Growth Fund may invest are generally traded in the over-the-counter markets.

Fund management does not currently anticipate that the Fund will effect brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with the Fund or the Adviser.

The Adviser has entered into agreements with Capital Institutional Services, Inc. ("CIS"), and Autranet, Inc. ("AI"), unaffiliated registered broker-dealers. All transactions placed with CIS and LAS are subject to the above criteria. CIS and AI provide the Adviser with a wide variety of economic, performance, and investment research information from (but not limited to) Egan-Jones Rating Company, Fitch Ratings, Moody's Investors Service Inc., Municipal Market Data, Standard & Poor's, Bloomberg, L.P., Institutional Investor, TradWeb Service, Ried, Thurnberg & Co., Inc., and Stone & McCarthy Research Associates.

Investment decisions for the Fund are made independently of those for other clients of the Adviser, including the other Funds. When the Fund or clients simultaneously engage in the purchase or sale of the same securities, the price of the transactions is averaged and the amount allocated in accordance with a formula deemed equitable to the Fund and client. In some cases, this system may adversely affect the price paid or received by the Fund or the size of the position obtainable.

PROXY VOTING
--------------------------------------------------------------------------------

Sit Mutual Funds, Inc. on behalf of the Fund, has delegated the voting of portfolio securities to the Adviser. The Adviser has adopted proxy voting policies and procedures (the "Proxy Voting Policy") for the voting of proxies on behalf of client accounts for which the Adviser has voting discretion, including the Fund. Under the Proxy Voting Policy, shares are to be voted in the best interests of the Fund.

A Proxy Committee comprised of senior management is responsible for the development and implementation of the Proxy Voting Policy, and oversees and manages the day-to-day operations of the Adviser's Proxy Voting Policies.

Generally, the Adviser exercises proxy voting discretion on proxy proposals in accordance with guidelines (the "Proxy Guidelines") set forth in the Proxy Voting Policy. The Proxy Guidelines address issues which are frequently included in proxy proposals. Such issues include, for example, proposals seeking shareholder approval of equity-based compensation plans, changes in corporate control or shareholder rights, poison pills, corporate restructuring, and significant transactions. Proxy proposals which contain novel issues, include unique circumstances, or otherwise are not addressed in the Proxy Guidelines are reviewed by the Proxy Committee or its designees. The Proxy Committee or its designee(s) review each non-routine issue and determine the Adviser's vote. The Proxy Committee considers the facts and circumstances of a proposal and retains the flexibility to exercise its discretion and apply the Proxy Guidelines in the best interests of the Fund.

The Adviser has retained an independent third party (the "Service Firm") to provide the Adviser with proxy analysis, vote execution, record keeping, and reporting services.

It is possible, but unlikely, that the Adviser may be subject to conflicts of interest in the voting of proxies due to business or personal relationships with persons having an interest in the outcome of certain votes. For example, the Adviser may provide investment management services to accounts owned or controlled by companies whose management is soliciting proxies, or the Adviser may have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships. The Proxy Committee shall take steps to ensure a decision to vote the proxy was based on the Fund's best interest and was not the product of the material conflict. To resolve a material conflict of interest, the Proxy Committee may (but is not limited to) base its vote on pre-determined guidelines or polices which requires little discretion of Adviser's personnel; disclose the conflict to the Fund's board of directors and obtain their consent prior to voting; or base its vote on the analysis and recommendation of an independent third party.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

The following persons owned of record or beneficially 5% or more of the Fund's outstanding shares as of December 30, 2003:

                                                                     Record          Beneficially         Record &
     Person                                                           Only               Only           Beneficially
     ------                                                          ------          ------------       ------------
        Sit Investment Associates, Inc. (various accounts)                                                  100%
        4600 Wells Fargo Center, 90 South Seventh Street
        Minneapolis,  MN  55402

As of December 30, 2003, the officers and directors of the Funds, as a group, owned 0.0% of the shares of the Fund.

TAXES
--------------------------------------------------------------------------------

The Fund intends to fulfill the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company. If so qualified, the Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

To qualify under Subchapter M for tax treatment as a regulated investment company, the Fund must, among other things: (1) distribute to its shareholders at least 90% of its investment company taxable income (as that term is defined in the Code determined without regard to the deduction for dividends paid) and 90% of its net tax-exempt income; (2) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or other income derived with respect to its business of investing in such stocks, securities, or currency; and (3) diversify its holdings so that, at the end of each fiscal quarter of the Fund, (a) at least 50% of the market value of the Fund's assets is represented by cash, cash items, United States Government securities and securities of other regulated investment companies, and other securities, with these other securities limited, with respect to any one issuer, to an amount no greater than 5% of the Fund's total assets and no greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the market value of the Fund's total assets is invested in the securities of any one issuer (other than United States Government securities or securities of other regulated investment companies).

The Fund is subject to a non-deductible excise tax equal to 4% of the excess, if any, of the amount required to be distributed for each calendar year over the amount actually distributed. In order to avoid the imposition of this excise tax, the Fund must declare and pay dividends representing 98% of its net investment income for that calendar year and 98% of its capital gains (both long-term and short-term) for the twelve-month period ending October 31 of the calendar year.

The Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held the shares, whether such gain was recognized by the Fund prior to the date on which a shareholder acquired shares of the Fund and whether the distribution was paid in cash or reinvested in shares.

In addition, certain other distributions paid by the Fund to shareholders who are individuals may also be taxable at long-term capital gain rates. In general, if (i) certain holding period and other requirements are met and (ii) 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or "qualified" foreign corporations ("qualifying dividends"), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gains rates. However, if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to shareholders who are individuals will be taxed at long-term capital gains rates only to extent the distributions are derived from qualifying dividends earned by the Fund. The amount of the Fund's distributions that are qualifying dividends may be reduced as a result of the Fund's securities lending activities, if any. This is because any dividends paid on securities while on loan will not be deemed to have been received by the Fund, and the equivalent amount paid to the Fund by the borrower of the securities will not be deemed to be a qualifying dividend. In general, long-term capital gains and qualifying dividends are taxed at a 15% rate.

When shares of the Fund are sold or otherwise disposed of, the Fund shareholder will realize a capital gain or loss equal to the difference between the purchase price and the sale price of the shares disposed of, if, as is usually the case, the Fund shares are a capital asset in the hands of the Fund shareholder. In addition, pursuant to a special provision in the Code, if Fund shares with respect to which a long-term capital gain distribution has been made are held for six months or less, any loss on the sale or other disposition of such shares will be a long-term capital loss to the extent of such long-term capital gain distribution. Any loss on the sale or exchange of shares of the Fund generally will be disallowed to the extent that a shareholder acquires or contracts to acquire shares of the same Fund within 30 days before or after such sale or exchange.

Some of the investment practices that may be employed by the Fund will be subject to special provisions that, among other things, may defer the use of certain losses of the Fund, affect the holding period of the securities held by the Fund and, particularly in the case of transactions in or with respect to foreign currencies, affect the character of the gains or losses realized. These provisions may also require the Fund to mark-to market some of the positions in its respective portfolios (i.e., treat them as closed out) or to accrue original discount, both of which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for qualification as a regulated investment company and for avoiding income and excise taxes. Accordingly, in order to make the required distributions, the Fund may be required to borrow or liquidate securities. The Fund will monitor its transactions and may make certain elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

The foregoing relates only to federal income taxation and is a general summary of the federal tax law in effect as of the date of this Statement of Additional Information.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The Fund's inception date was December 31, 2003, and therefore there are no financial statements available as of the date of this Statement of Additional Information.

OTHER INFORMATION
--------------------------------------------------------------------------------

CUSTODIAN; SUB-CUSTODIAN; COUNSEL; ACCOUNTANTS
-----------------------------------------------------
The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60675 acts as custodian of the Fund's assets and portfolio securities; Dorsey & Whitney LLP, 50 South Sixth Street, Suite 1500, Minneapolis, Minnesota 55402, is the General Counsel for the Fund; and KPMG LLP, 4200 Wells Fargo Center, Minneapolis, Minnesota 55402, acts as the Fund's independent accountants.

LIMITATION OF DIRECTOR LIABILITY
--------------------------------------------------------------------------------

Under Minnesota law, each director of the Fund owes certain fiduciary duties to the Fund and to its shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care". Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director (i) for any breach of the directors' duty of "loyalty" to the corporation or its shareholders, (ii) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, (iii) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws or (iv) for any transaction from which the director derived an improper personal benefit. The Articles of Incorporation of the Company limit the liability of directors to the fullest extent permitted by Minnesota statutes, except to the extent that such liability cannot be limited as provided in the Investment Company Act of 1940 (which Act prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their role as directors).

Minnesota law does not eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of "officers" to the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officers). Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or rescissionary relief. Further, Minnesota law does not permit elimination or limitation of a director's liability under the Securities Act of 1933 or the Securities Exchange Act of 1934, and it is uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the Investment Company Act of 1940 and the rules and regulations adopted under such Act.

CAPITALIZATION AND VOTING RIGHTS
--------------------------------------------------------------------------------

Sit Mutual Funds, Inc., is the corporate issuer of the Fund and is organized as a Minnesota corporation. The Fund has only one class of shares -- common shares. Sit Mutual Funds, Inc. has one trillion shares of common stock authorized with a par value of one tenth of one cent per share. Ten billion of these shares have been designated by the Board of Directors for each of six series: Series A Common Shares represent shares of International Growth Fund; Series B Common Shares represent shares of Balanced Fund; Series C Common Shares represent shares of Developing Markets Growth Fund; Series D Common Shares represent shares of Small Cap Growth Fund; Series E Common Shares represent shares of Science and Technology Growth Fund and Series G Common Shares represent shares of the Fund. The Board of Directors of Sit Mutual Funds, Inc. is empowered to issue other series of common stock without shareholder approval.

The shares of the Fund are nonassessable, can be redeemed or transferred and have no preemptive or conversion rights. All shares have equal, noncumulative voting rights; that means that the holders of more than 50% of the shares voting for the election of Directors can elect all of the Directors if they choose to do so. A shareholder is entitled to one vote for each full share (and a fractional vote for each fractional share) then registered in his/her name on the books of the Fund. The shares of the Fund are of equal value and each share is entitled to a pro rata portion of the income dividends and any capital gain distributions.

The Fund is not required under Minnesota law to hold annual or periodically scheduled meetings of shareholders. Minnesota corporation law provides for the Board of Directors to convene shareholder meetings when it deems appropriate. In addition, if a regular meeting of shareholders has not been held during the immediately preceding fifteen months, Minnesota law allows a shareholder or shareholders holding three percent or more of the voting shares of the Fund to demand a regular meeting of shareholders by written notice of demand given to the chief executive officer or the chief financial officer of the Fund. Ninety days after receipt of the demand, a regular meeting of shareholders must be held at the expense of the Fund. Additionally, the Investment Company Act of 1940 Act requires shareholder votes for all amendments to fundamental investment policies and restrictions and for all investment advisory contracts and amendments thereto.

                                   APPENDIX A
                        BOND AND COMMERCIAL PAPER RATINGS
BOND RATINGS
          MOODY'S INVESTORS SERVICE, INC.
          -------------------------------
              Aaa    Judged to be the best quality, carry the smallest degree of investment risk
              Aa     Judged to be of high quality by all standards
              A      Possess many favorable investment attributes and are to be considered as higher medium grade obligations
              Baa    Medium grade obligations. Lack outstanding investment
                     characteristics.
              Ba     Judged to have speculative elements. Protection of interest and principal payments may be very moderate.
              B      Generally lack characteristics of a desirable investment.
                     Assurance of interest and principal payments over any long period of time may be small.
              Caa    May be present elements of danger with respect to principal or interest or may be in default
              Ca     Represent obligations which are speculative in a high
                     degree. Often in default.
              C      Lowest class of bonds and issued regarded as having
                     extremely poor prospects of attaining any real investment standing.
Moody's also applies numerical indicators, 1, 2, and 3, to rating categories Aa through Ba. The modifier 1 indicates that the security is in the higher end of the rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

          STANDARD & POOR'S
          -----------------
              AAA    Highest grade obligations and possess the ultimate degree
                     of protection as to principal and interest
              AA     Also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in small degree
              A      Regarded as upper medium grade, have considerable
                     investment strength but are not entirely free from adverse effects of changes in economic and trade conditions,
                     interest and principal are regarded as safe
              BBB    Considered investment grade with adequate capacity to pay
                     interest and repay principal.
              BB     Judged to be speculative with some inadequacy to meet
                     timely interest and principal payments.
              B      Has greater vulnerability to default than other speculative grade securities. Adverse economic conditions will likely
                     impair capacity or willingness to pay interest and
                     principal.
              CCC    Has a vulnerability to default and is dependent upon
                     favorable business, financial and economic conditions to
                     meet timely payment of interest and repayment of principal.
              CC     Applied to debt subordinated to senior debt
              C      Applied to debt subordinated to senior debt that is
                     assigned an actual or implied CCC debt rating
Standard & Poor's applies indicators "+", no character, and "-" to the above rating categories AA through BB. The indicators show relative standing within the major rating categories.

          FITCH RATINGS
          -------------
              AAA    Highest credit quality with exceptional ability to pay
                     interest and repay principal
              AA     Investment grade and very high credit quality ability to
                     pay interest and repay principal is very strong, although
                     not quite as strong as AAA
              A      Investment grade with high credit quality. Ability to pay
                     interest and repay principal is strong.
              BBB    Investment grade and has satisfactory credit quality.
                     Adequate ability to pay interest and repay principal.
              BB     Considered speculative. Ability to pay interest and repay
                     principal may be affected over time by adverse economic
                     changes.
              B      Considered highly speculative. Currently meeting interest
                     and principal obligations, but probability of continued
                     payment reflects limited margin of safety.
              CCC    Identifiable characteristics which if not remedied may lead to default. Ability to meet obligations requires an
                     advantageous business and economic environment.
              CC     Minimally protected bonds. Default in payment of interest
                     and/or principal seems probable over time.
              C      Imminent default in payment of interest or principal
+ and - indicators indicate the relative position within the rating category, but are not used in AAA category.

COMMERCIAL PAPER RATINGS
          MOODY'S
          -------
              Commercial paper rated "Prime" carries the smallest degree of investment risk. The modifiers 1, 2, and 3 are used to denote relative strength within this highest classification.

          STANDARD & POOR'S
          -----------------
              The rating A-1 is the highest commercial paper rating assigned by Standard & Poor's. The modifier "+" indicates that the security is in the higher end of this rating category.

          FITCH RATINGS
          -------------
              F-1+   Exceptionally strong credit quality
              F-1    Strong credit quality

                                     PART C
                                OTHER INFORMATION

Item 23.      Exhibits
--------      --------

       (a)    Articles of Incorporation
              -------------------------
              (Incorporated by reference to Post-Effective Amendment No. 3 to the Fund's Registration Statement.)

       (b)    Bylaws
              ------
              Filed herewith.

       (c)    Instruments Defining Rights of Security Holders
              -----------------------------------------------
              Not applicable.

       (d)    Investment Management Agreement
              -------------------------------
              Filed herewith.

       (e)    Underwriting and Distribution Agreement
              ---------------------------------------
              (Incorporated by reference to Post-Effective Amendment No. 6 to the Fund's Registration Statement.)

       (f)    Bonus or Profit Sharing Contracts
              ---------------------------------
              Not applicable.

       (g)    Custodian Agreement
              -------------------
              Amended Schedule B of the Custodian Agreement is filed herewith.

       (h.1)  Transfer Agency and Services Agreement
              --------------------------------------
              Amended Exhibit 1 of the Transfer Agency and Services Agreement is filed herewith.

       (h.2)  Accounting Services Agreement
              -----------------------------
              Amended Schedule A of the Accounting Services Agreement is filed herewith.

       (i)    Opinions and Consents of Dorsey & Whitney
              -----------------------------------------
              To be filed by amendment.

       (j)    Consent of KPMG LLP
              -------------------
              To be filed by amendment.

       (k)    Omitted Financial Statements
              ----------------------------
              Not applicable.

       (l)    Letter of Investment Intent
              ---------------------------
              Filed herewith.

       (m)    Rule 12b-1 Plan
              ---------------
              Not applicable.

       (n)    Rule 18f-3 Plan
              ---------------
              Not applicable.

       (o)    Reserved.
              ---------

       (p)    Codes of Ethics
              ---------------
              (Incorporated by reference to Post-Effective Amendment No. 18 to the Fund's Registration Statement.)

Item 24.      Persons Controlled by or Under Common Control with Registrant
--------      -------------------------------------------------------------

See the section of the Prospectus entitled "Investment Adviser" and the section of the Statement of Additional Information entitled "Investment Adviser."

Item 25.      Indemnification
--------      ---------------

The Registrant's Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons, for such expenses and liabilities, in such manner, under such circumstances, and to such extent as permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereinafter amended, and any rules, regulations or releases promulgated thereunder.

The Registrant may indemnify its officers and directors and other "persons" acting in an "official capacity" (as such terms are defined in Section 302A.521) pursuant to a determination by the board of directors or shareholders of the Registrant as set forth in Section 302A.521, by special legal counsel selected by the board or a committee thereof for the purpose of making such a determination, or by a Minnesota court upon application of the person seeking indemnification. If a director is seeking indemnification for conduct in the capacity of director or officer of the Registrant, then such director generally may not be counted for the purpose of determining either the presence of a quorum or such director's eligibility to be indemnified.

In any case, indemnification is proper only if the eligibility determining body decides that the person seeking indemnification:
     (a) has not received indemnification for the same conduct from any other party or organization;
     (b)  acted in good faith;
     (c)  received no improper personal benefit;
     (d) in the case of criminal proceedings, had no reasonable cause to believe the conduct was unlawful;
     (e) reasonably believed that the conduct was in the best interest of a Registrant, or in certain contexts, was not opposed to the best interest of a Registrant; and
     (f) had not otherwise engaged in conduct which precludes indemnification under either Minnesota or Federal law (including, but not limited to, conduct constituting willful misfeasance, bad faith, gross negligence, or reckless disregard of duties as set forth in Section 17(h) and (i) of the Investment Company Act of 1940).

If a person is made or threatened to be made a party to a proceeding, the person is entitled, upon written request to the Registrant, to payment or reimbursement by the Registrant of reasonable expenses, including attorneys' fees and disbursements, incurred by the person in advance of the final disposition of the proceeding, (a) upon receipt by the Registrant of a written affirmation by the person of a good faith belief that the criteria for indemnification set forth in
Section 302A.521 have been satisfied and a written undertaking by the person to repay all amounts so paid or reimbursed by the Registrant, if it is ultimately determined that the criteria for indemnification have not been satisfied, and
(b) after a determination that the facts then known to those making the determination would not preclude indemnification under Section 302A.521. The written undertaking required by clause (a) is an unlimited general obligation of the person making it, but need not be secured and shall be accepted without reference to financial ability to make the repayment.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, each Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by a Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless, in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant undertakes to comply with the indemnification requirements of Investment Company Release 7221 (June 9, 1972) and Investment Company Release 11330 (September 2, 1980).

Item 26.      Business and other Connections of Investment Adviser
--------      ----------------------------------------------------

Sit Investment Associates, Inc. (the "Adviser"), serves as the investment adviser. Below is a list of the officers and directors of the Adviser their business/employment during the past two years.

         Name                    Business and Employment During Past Two Years; Principal Business Address
         ----                    -------------------------------------------------------------------------
         Eugene C. Sit           Chairman, CEO, and CIO of the Adviser; Director of SIA Securities Corp.
                                 (the "Distributor"); Chairman of the Board of Directors of all Sit Mutual
                                 Funds

         Peter L. Mitchelson     President and Senior Investment Officer; Director and Executive Vice
                                 President of the Sub-Adviser; Senior Portfolio Manager of the Sit Large Cap
                                 Growth Fund; Vice Chairman of all Sit Mutual Funds

         Roger J. Sit            Executive Vice President - Research & Investment Management of the
                                 Adviser

         Frederick Adler         Director of the Adviser; Of Counsel, Fulbright & Jaworski
                                 666 5th Avenue, New York, NY 10103

         Norman Bud Grossman     Director of the Adviser; President, Cogel Management;
                                 4670 Wells Fargo Center, Minneapolis MN  55402

         William E. Frenzel      Director of the Adviser; Director of Sit Mutual Funds; Senior Visiting
                                 Scholar at the Brookings Institution
                                 1775 Massachusetts Avenue N.W., Washington, D.C.  20036

         Michael C. Brilley      Senior Vice President and Senior Fixed Income Officer of the Adviser;
                                 Senior Vice President of Sit U.S. Government Securities Fund, Inc., Sit
                                 Money Market Fund, Inc., and Sit Mutual Funds II, Inc. and Sit Balanced
                                 Fund

         Debra A. Sit            Vice President - Bond Investments of the Adviser; Vice President -
                                 Investments of Sit U.S. Government Securities Fund, Inc., Sit Money Market
                                 Fund, Inc., and Sit Mutual Funds II, Inc.

         Ronald D. Sit           Vice President - Research and Investment Management of the Adviser

         Erik S. Anderson        Vice President - Research and Investment Management of the Adviser

         Kent L. Johnson         Vice President - Research and Investment Management of the Adviser

         Robert W. Sit           Vice President - Research and Investment Management of the Adviser

         Jon A. Loth             Vice President - Research and Investment Management of the Adviser

         Paul E. Rasmussen       Vice President, Secretary and Controller and Chief Compliance Officer of
                                 the Adviser and the Sub-Adviser; Vice President and Treasurer of all Sit
                                 Mutual Funds

         David A. Brown          Vice President - Client Relations Marketing of the Adviser

         Carla J. Rose           Vice President - Administration & Deputy Controller of the Adviser

         Debra K. Beaudet        Vice President - Staff Operations of the Adviser

Item 27.      Principal Underwriters
--------      ----------------------

The Distributor for the Registrant is SIA Securities Corp., 4600 Wells Fargo Center, Minneapolis, MN 55402, an affiliate of the Adviser. The Distributor distributes only shares of the Sit Mutual Funds, including the Registrant.

Below is a list of the officers and directors of the Distributor and their business/employment during the past two years:

         Name                    Business and Employment During Past Two Years; Principal Business Address
         ----                    -------------------------------------------------------------------------
         Eugene C. Sit           Chairman, CEO and CIO of the Adviser; Chairman, Director of the Distributor;
                                 Chairman of the Board of Directors of all Sit Mutual Funds

         Peter L. Mitchelson     President and Senior Investment Officer, Director of the Adviser; Senior
                                 Portfolio Manager of the Sit Large Cap Growth Fund; Director of the
                                 Distributor;  Vice Chairman of all Sit Mutual Funds

         Paul E. Rasmussen       Vice President, Secretary, Controller and Chief Compliance Officer for the
                                 Adviser; President and Treasurer of the Distributor; Vice President &
                                 Treasurer of all Sit Mutual Funds

Item 28.      Location of Accounts and Records
--------      --------------------------------

The Custodian for the Registrant is The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60675. The Transfer Agent for the Registrant is PFPC, Inc., 4400 Computer Drive, Westboro, MA 01581. Other books and records are maintained by the Adviser, which is located at 4600 Wells Fargo Center, Minneapolis, MN 55402.

Item 29.      Management Services
--------      -------------------
                 Not applicable.

Item 30.      Undertakings
--------      ------------
                 Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Minneapolis, State of Minnesota, on the 16th day of December 2003.

                                       SIT MUTUAL FUNDS, INC.
                                       (Registrant)

                                       By         /s/ Eugene C. Sit
                                          -------------------------------------
                                       Eugene C. Sit, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature and Title
-------------------


/s/ Eugene C. Sit                                      Dated:  December 16, 2003
---------------------------------
Eugene C. Sit, Chairman
(Principal Executive Officer and
Director)


/s/ Paul E. Rasmussen                                  Dated:  December 16, 2003
---------------------------------
Paul E. Rasmussen, Treasurer
(Principal Financial Officer and
Accounting Officer)

William E. Frenzel, Director*

John E. Hulse, Director*

Sidney L. Jones, Director*

Donald W. Phillips, Director*


*By      /s/ Eugene C. Sit                             Dated:  December 16, 2003
    -------------------------------------
    Eugene C. Sit, Attorney-in-fact
    (Pursuant to Powers of Attorney filed
    previously with the Commission.)

                       REGISTRATION STATEMENT ON FORM N-1A

                                  EXHIBIT INDEX

EXHIBIT NO.   NAME OF EXHIBIT                                                   PAGE NO.
-----------   ---------------                                                   --------
(b)           Bylaws                                                              -8-

(d)           Investment Management Agreement                                    -20-

(g)           Amended Schedule B of Custody Agreement                            -25-

(h.1.)        Amended Exhibit 1 of Transfer Agency and Services Agreement        -26-

(h.2.)        Amended Schedule A of Accounting Services Agreement                -27-

(l)           Letter of Investment Intent                                        -28-